As filed with the Securities and Exchange Commission on March 1, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds
(Exact name of registrant as specified in charter)

5299 DTC Boulevard, Suite 1200
Greenwood Village, CO 80111
(Address of principal executive offices) (Zip code)

Erik L. Jonson
5299 DTC Boulevard, Suite 1200
Greenwood Village, CO 80111
(Name and address of agent for service)

1-800-764-0442
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/04

Date of reporting period: 12/31/04

Item 1. Schedule of Investments.

Schedule of Investments

ICON Bond Fund

Schedule of Investments December 31, 2004 (unaudited)

Principal Amount			Market Value

Bonds 91.4%
Corporate Bonds 44.7%
Aaa Rating 1.1%
$354,000		General Electric Capital Corp. Notes, 7.375%, 1-19-10	$404,839
300,000		Private Export Funding Guaranteed, 6.490%, 7-15-07	320,954
			725,793
Aa3 Rating 3.0%
500,000		Bell Atlantic Pennsylvania Debentures, 6.000%, 12-1-28	493,470
300,000		Goldman Sachs Group Inc. Notes, 6.600%, 1-15-12	334,812
500,000		Merrill Lynch & Co. Notes, 5.300%, 9-30-15	507,838
560,000		Verizon New Jersey Inc. Debentures, 5.875%, 1-17-12	594,981
			1,931,101
A3 Rating 7.1%
500,000		Boeing Co. Debentures, 8.750%, 8-15-21	668,154
1,000,000		Daimlerchrysler N.A. Holdings Guaranteed, 6.500%, 11-15-13	1,084,615
500,000		Dow Chemical Debentures, 7.375%, 11-1-29	606,641
350,000		Ford Motor Credit Co. Notes, 7.375%, 10-28-09	377,534
400,000		GTE North Inc. Debentures, 6.940%, 4-15-28	445,494
250,000		McDonnell Douglas Corp. Debentures, 9.750%, 4-1-12	327,643
500,000		Phillips Petroleum Notes, 8.750%, 5-25-10	610,187
400,000		PNC Funding Corp. Guaranteed, 5.250%, 11-15-15	405,262
			4,525,530
A2 Rating 10.0%
500,000		Ameritech Capital Funding, 6.550%, 1-15-28	528,265
400,000		Archer Daniels Midland Co. Debentures, 8.375%, 4-15-17	517,098
750,000		BB&T Corporation Subordinated Notes, 4.750%, 10-1-12	753,805
736,000		Becton Dickinson Notes, 4.550%, 4-15-13	727,462
450,000		Cincinnati Financial Corp. Debentures, 6.900%, 5-15-28	498,983
525,000		CITGroup Inc. Senior Notes, 7.750%, 4-2-12	621,445
550,000		Coca-Cola Enterprises Debentures, 8.500%, 2-1-12	679,709
450,000		John Hancock Notes, 7.375%, 2-15-24	525,771
500,000		Lowes Companies, Inc. Debentures, 6.875%, 2-15-28	589,743
382,000		SBC Communications Inc. Notes, 6.250%, 3-15-11	419,122
500,000		Wisconsin Power & Light Co. Notes, 7.000%, 6-15-07	536,201
			6,397,604
A1 Rating 1.9%
670,000		Household Finance Corp. Senior Unsubordinated, 5.875%, 2-1-09	715,953
455,000		J.P. Morgan Chase & Co. Subordinated Notes, 6.750%, 8-15-08	499,095
			1,215,048
Baa3 Rating 6.3%
500,000		Comcast Cable Communications Notes, 6.200%, 11-15-08	539,949
400,000		Comcast Cable Communications Notes, 8.875%, 5-1-17	524,836
500,000		Farmers Exchange Capital Notes, 7.200%, 7-15-48, (Acquired 4-27-04; Cost $497,500)*	508,678
400,000		Hilton Hotels Corp. Senior Notes, 7.500%, 12-15-17	467,671
500,000		Motorola Inc. Debentures, 6.500%, 11-15-28	527,911
440,000		News America Holdings Debentures, 7.750%, 2-1-24	521,937
300,000		News America Holdings Guaranteed, 8.150%, 10-17-36	380,653
500,000		Tyco International Group SA Guaranteed, 6.125%, 11-1-08 f	538,700
			4,010,335
Baa2 Rating 3.4%
350,000		Capital One Financial Corp. Senior Notes, 6.875%, 2-1-06	$363,083
6,000		First American Corp. Debentures, 7.550%, 4-1-28	6,455
600,000		Halliburton Company Notes, 6.000%, 8-1-06	621,364
680,000		Hertz Corp. Senior Notes, 7.625%, 6-1-12	744,718
400,000		Philip Morris Notes, 7.650%, 7-1-08	439,974
			2,175,594
Baa1 Rating 4.7%
391,000		Cendant Corp. Senior Notes, 7.375%, 1-15-13	452,322
783,000		Ford Motor Company Notes, 7.450%, 7-16-31	787,493
600,000		General Motors Acceptance Corp. Notes, 6.125%, 8-28-07	617,774
600,000		PSEG Power LLC Guaranteed, 6.950%, 6-1-12	676,103
399,000		Time Warner Company Inc. Debentures, 7.570%, 2-1-24	469,365
			3,003,057
Ba3 Rating 1.8%
350,000		Georgia-Pacific Corp. Debentures, 7.375%, 12-1-25	382,375
240,000		Georgia-Pacific Corp. Notes, 8.875%, 5-15-31	300,000
426,000		Qwest Corporation Notes, 6.125%, 11-15-05	434,520
			1,116,895
Ba2 Rating 2.1%
350,000		Royal Caribbean Cruises Ltd. Senior Notes, 6.750%, 3-15-08 f	372,313
900,000		Xerox Corporation Senior Notes, 7.625%, 6-15-13	987,750
			1,360,063
B3 Rating 2.2%
500,000		Marsh Supermarket Inc. Guaranteed, 8.875%, 8-1-07	501,250
829,000		Owens-Illinois Inc. Senior Notes, 8.100%, 5-15-07	882,885
			1,384,135
B1 Rating 0.8%
500,000		CSC Holdings Inc. Senior Notes, 7.250%, 7-15-08	527,500

Not Rated 0.3%
98,000		Amcore Bank, 1.500%, 2-14-05	97,859
98,000		Catawaba Valley, 1.500%, 2-14-05	97,859
			195,718
Total Corporate Bonds			28,568,373

Convertible Bonds 0.6%
B2 Rating 0.6%
400,000		Providian Financial Corp., 3.250%, 8-15-05	399,500
Total Convertible Bonds			399,500

U.S. Government and U.S. Government Agency Bonds 46.1%
Aaa Rating 44.6%
1,000,000		Federal Agency Note, 4.500%, 9-16-13	1,006,739
200,000		Federal Farm Credit Bank Notes, 5.900%, 7-21-08	214,952
255,000		Federal Farm Credit Bank Notes, 5.900%, 8-4-08	274,153
210,000		Federal Home Loan Bank (FHLB), 5.945%, 7-28-08	226,420
450,000		Federal Home Loan Bank (FHLB), 5.875%, 2-15-11	489,239
1,850,000		Federal Home Loan Bank (FHLB), 5.375%, 8-15-18	1,915,377
1,150,000		Federal Home Loan Mortgage Corporation (FHLMC) Notes, 5.125%, 7-15-12	1,209,023
1,250,000		Federal National Mortgage Association (FNMA) Notes, 6.250%, 5-15-29	1,422,509
1,000,000		Federal National Mortgage Association (FNMA) Notes, 7.125%, 1-15-30	1,257,867
800,000		Tennessee Valley Authority, 5.625%, 1-18-11	859,462
1,000,000		U.S. Treasury, 3.875%, 5-15-09	1,014,727
1,250,000		U.S. Treasury, 5.750%, 8-15-10	1,376,221
1,500,000		U.S. Treasury, 5.000%, 2-15-11	1,595,684
1,500,000		U.S. Treasury, 4.875%, 2-15-12	1,585,430
2,000,000		U.S. Treasury, 3.875%, 2-15-13	1,973,282
1,500,000		U.S. Treasury, 7.500%, 11-15-16	1,916,895
1,500,000		U.S. Treasury, 8.750%, 5-15-17	2,101,817
1,000,000		U.S. Treasury, 6.250%, 8-15-23	1,170,742
1,000,000		U.S. Treasury, 7.500%, 11-15-24	1,336,562
1,500,000		U.S. Treasury, 6.875%, 8-15-25	1,889,355
2,000,000		U.S. Treasury, 5.250%, 11-15-28	2,096,250
1,500,000		U.S. Treasury, 5.250%, 2-15-29	1,573,476
			28,506,182
Aa2 Rating 1.5%
900,000		Federal National Mortgage Association (FNMA) Subordinated Notes, 5.250%, 8-01-12	$933,867
Total U.S. Government and U.S. Government Agency Bonds			29,440,049
Total Bonds (Cost $56,677,529)			58,407,922

Contracts (100 Shares Per Contract)

Call Options Purchased 0.1%
		Xerox Corporation
400		Expiration January 2006, Exercise Price $20.00	38,000
Total Call Options Purchased (Cost $46,012)			38,000

Principal Amount

Short-Term Investments 6.3%
U.S. Government Agencies 4.8%
$3,037,000		Federal Home Loan Bank (FHLB) Discount Note, 0.862%, 01-03-05	$3,036,857
Total U.S. Government Agencies			3,036,857

Variable Rate Demand Note 1.5%
992,355		American Family Demand Note, 2.0043%#	992,355
Total Variable Rate Demand Note			992,355
Total Short-Term Investments (Cost $4,029,212)			4,029,212
Total Investments 97.8% (Cost $60,752,753)			62,475,134
Other Assets Less Liabilities 2.2%			1,411,037
Net Assets 100.0%			$63,886,171

The accompanying notes are an integral part of the financial statements.

#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.
f	Foreign security
*	Unregistered security
Dates shown on securities are the due dates of the obligations.

Schedule of Investments

ICON Core Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Common Stocks 98.5%
United States of America 91.6%
Consumer Discretionary 13.5%
Apparel Accessories & Luxury Goods 2.6%
31,800	Polo Ralph Lauren Corporation	$1,354,680
62,800	Quiksilver, Inc.(a)	1,870,812
		3,225,492
Apparel Retail 1.7%
38,700	Pacific Sunwear of California, Inc.(a)	861,462
41,000	Ross Stores, Inc.	1,183,670
		2,045,132
Automobile Manufacturers 0.5%
15,300	Winnebago Industries, Inc.	597,618

Computer & Electronics Retail 1.4%
27,700	Best Buy Co., Inc.	1,645,934

Consumer Electronics 1.0%
9,800	Harman International Industries	1,244,600

Footwear 1.3%
36,200	Reebok International Ltd.	1,592,800

Home Improvement Retail 1.5%
31,700	The Home Depot, Inc.	1,354,858
11,800	The Sherwin-Williams Company	526,634
		1,881,492
Homebuilding 1.2%
21,300	Toll Brothers, Inc.(a)	1,461,393

Motorcycle Manufacturers 0.5%
9,900	Harley-Davidson, Inc.	601,425

Specialty Stores 1.8%
46,800	Michaels Stores, Inc.	1,402,596
25,800	Zale Corporation(a)	770,646
		2,173,242
Total Consumer Discretionary		16,469,128

Schedule of Investments

ICON Core Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Energy 2.1%
Oil & Gas Refining, Marketing & Transportation 2.1%
18,500	Ashland Inc.	$1,080,030
30,600	Ultra Petroleum Corp.(a)	1,472,778
		2,552,808
Total Energy		2,552,808

Financial 15.4%
Asset Management & Custody Banks 2.9%
23,100	American Capital Strategies, Ltd.	770,385
28,000	The Bank of New York Company, Inc.	935,760
19,000	Investors Financial Services Corp.	949,620
21,400	SEI Investments Company	897,302
		3,553,067
Consumer Finance 3.8%
36,500	AmeriCredit Corp.(a)	892,425
15,900	Capital One Financial Corporation	1,338,939
44,500	First Cash Financial Services, Inc.(a)	1,188,595
74,000	Providian Financial Corporation(a)	1,218,780
		4,638,739
Investment Banking & Brokerage 2.6%
12,200	The Bear Stearns Companies Inc.	1,248,182
40,500	Investment Technology Group, Inc.(a)	810,000
13,000	Lehman Brothers Holdings Inc.	1,137,240
		3,195,422
Life & Health Insurance 1.9%
23,600	AmerUS Group Co.	1,069,080
36,900	UICI	1,250,910
		2,319,990
Other Diversified Financial Services 0.6%
19,300	JPMorgan Chase & Co.	752,893

Property & Casualty Insurance 1.7%
26,000	Stewart Information Services Corporation	1,082,900
24,100	Selective Insurance Group, Inc.	1,066,184
		2,149,084
Regional Banks 1.9%
23,200	BB&T Corporation	975,560
20,700	First Bancorp.	1,314,657
		2,290,217
Total Financial		18,899,412

Healthcare 11.1%
Health Care Equipment 0.9%
39,000	CONMED Corporation(a)	1,108,380

Schedule of Investments

ICON Core Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Health Care Services 4.1%
39,000	Caremark Rx, Inc.(a)	$1,537,770
12,200	Laboratory Corporation of America Holdings(a)	607,804
15,100	Quest Diagnostics Incorporated	1,442,805
39,450	Renal Care Group, Inc.(a)	1,419,805
		5,008,184
Health Care Supplies 1.2%
19,800	The Cooper Companies, Inc.	1,397,682

Managed Health Care 4.9%
11,400	Aetna Inc.	1,422,150
25,500	CIGNA Corporation	2,080,035
14,200	UnitedHealth Group Incorporated	1,250,026
23,900	WellChoice Inc.(a)	1,276,260
		6,028,471
Total Healthcare		13,542,717

Industrials 18.4%
Aerospace & Defense 3.5%
20,500	Curtiss-Wright Corporation	1,176,905
15,400	L-3 Communications Holdings, Inc.	1,127,896
17,800	Lockheed Martin Corporation	988,790
18,200	Northrop Grumman Corporation	989,352
		4,282,943
Airlines 1.0%
61,000	SkyWest, Inc.	1,223,660

Building Products 1.0%
35,100	Masco Corporation	1,282,203

Commercial Printing 0.6%
20,100	John H. Harland Company	725,610

Employment Services 1.5%
105,900	Labor Ready, Inc.(a)	1,791,828

Industrial Machinery 3.5%
51,400	Flowserve Corporation(a)	1,415,556
56,500	The Manitowoc Company, Inc.	2,127,225
23,100	Watts Water Technologies, Inc.	744,744
		4,287,525

Schedule of Investments

ICON Core Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Railroads 2.7%
34,700	Burlington Northern Santa Fe Corporation	$1,641,657
47,000	Norfolk Southern Corporation	1,700,930
		3,342,587
Trucking 4.6%
44,400	Arkansas Best Corporation	1,993,116
62,250	Knight Transportation, Inc.	1,543,800
36,700	Yellow Roadway Corporation(a)	2,044,557
		5,581,473
Total Industrials		22,517,829

Information Technology 15.6%
Communications Equipment 1.5%
48,900	Comtech Telecommunications Corp.(a)	1,839,129

Computer Storage & Peripherals 2.0%
85,100	EMC Corporation(a)	1,265,437
39,400	Synaptics Incorporated(a)	1,204,852
		2,470,289
Data Processing & Outsourced Services 1.4%
30,700	Computer Sciences Corporation(a)	1,730,559

Electronic Equipment Manufacturers 0.9%
20,500	Mettler-Toldeo International Inc.(a)	1,051,855

Internet Software & Services 2.4%
15,300	Ask Jeeves, Inc.(a)	409,275
34,000	Digital River, Inc.(a)	1,414,740
32,900	j2 Global Communications, Inc.(a)	1,135,050
		2,959,065
IT Consulting & Other Services 1.7%
49,700	Cognizant Technology Solutions Corporation(a)	2,103,801

Semiconductor Equipment 1.6%
27,300	Cabot Microelectronics Corporation(a)	1,093,365
17,700	KLA-Tencor Corporation(a)	824,466
		1,917,831
Semiconductors 2.1%
34,600	Cree, Inc.(a)	1,386,768
45,200	Texas Instruments Incorporated	1,112,824
		2,499,592

Schedule of Investments

ICON Core Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Technology Distributors 2.0%
61,700	Ingram Micro Inc.(a)	$1,283,360
26,000	Tech Data Corporation(a)	1,180,400
		2,463,760
Total Information Technology		19,035,881

Leisure & Consumer Staples 5.3%
Food Distributors 1.2%
40,400	Nash Finch Company	1,525,504

Hotels, Resorts & Cruise Lines 1.0%
22,000	Royal Caribbean Cruises Ltd.	1,197,680

Movies & Entertainment 0.5%
21,100	The Walt Disney Company	586,580

Restaurants 2.6%
24,900	CEC Entertainment, Inc.(a)	995,253
34,000	McDonald's Corporation	1,090,040
36,600	Sonic Corp.(a)	1,116,300
		3,201,593
Total Leisure & Consumer Staples		6,511,357

Materials 7.8%
Commodity Chemicals 0.8%
96,800	Wellman, Inc.	1,034,792

Construction Materials 1.3%
4,500	Eagle Materials Inc.	388,575
10,300	Headwaters Incorporated(a)	293,550
14,600	Texas Industries, Inc.	910,748
		1,592,873
Diversified Chemicals 1.6%
14,900	Eastman Chemical Company	860,177
23,900	FMC Corporation(a)	1,154,370
		2,014,547
Metal & Glass Containers 1.2%
63,600	Owens-Illinois, Inc.(a)	1,440,540

Specialty Chemicals 1.0%
59,300	RPM International, Inc.	1,165,838

Schedule of Investments

ICON Core Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Steel 1.9%
32,100	Steel Dynamics, Inc.	$1,215,948
39,900	Steel Technologies Inc.	1,097,649
		2,313,597
Total Materials		9,562,187

Telecommunications & Utilities 2.4%
Electric Utilities 0.5%
24,900	PNM Resources Inc.	629,721

Integrated Telecommunication Services 0.5%
24,200	Sprint Corporation	601,370

Multi-Utilities & Unregulated Power 0.3%
11,500	ONEOK, Inc.	326,830

Wireless Telecommunication Services 1.1%
45,200	Nextel Communications, Inc.(a)	1,356,000
Total Telecommunications & Utilities		2,913,921
Total United States of America		112,005,240

American Depositary Receipt 3.2%
Finland 0.9%
Information Technology 0.9%
Communications Equipment 0.9%
70,800	Nokia Oyj	1,109,436
Total Information Technology		1,109,436
Total Finland		1,109,436

Mexico 2.3%
Materials 0.7%
Construction Materials 0.7%
24,330	Cemex S.A. de C.V.	886,099
Total Materials		886,099

Telecommunications & Utilities 1.6%
Wireless Telecommunication Services 1.6%
37,400	America Movil S.A. de C.V.	1,957,890
Total Wireless Telecommunication Services		1,957,890
Total Mexico		2,843,989
Total American Depositary Receipt		3,953,425

Schedule of Investments

ICON Core Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Bahamas 0.9%
Energy 0.9%
Oil & Gas Refining, Marketing & Transportation 0.9%
26,600	Teekay Shipping Corporation	$1,120,126
Total Energy		1,120,126
Total Bahamas		1,120,126

Bermuda 1.1%
Information Technology 1.1%
Semiconductors 1.1%
36,500	Marvell Technology Group Ltd.	1,294,655
Total Information Technology		1,294,655
Total Bermuda		1,294,655

Canada 1.7%
Information Technology 0.8%
Semiconductors 0.8%
47,800	ATI Technologies Inc.(a)	926,842
Total Information Technology		926,842

Materials 0.9%
Fertilizers & Agricultural Chemicals 0.9%
64,700	Agrium Inc.	1,090,195
Total Materials		1,090,195
Total Canada		2,017,037
Total Common Stocks (Cost $94,174,937)		120,390,483

Short-Term Investment 1.6%
Variable Rate Demand Note 1.6%
$ 1,979,248	American Family Demand Note, 2.0043% #	1,979,248
Total Variable Rate Demand Note		1,979,248
Total Short-Term Investment (Cost $1,979,248)		1,979,248

Total Investments 100.1% (Cost $96,154,185)		122,369,731
Liabilities Less Other Assets (0.1%)		(90,141)
Net Assets 100.0%		$122,279,590

The accompanying notes are an integral part of the financial statements.
(a)	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and
	are payable on demand. Interest rates change periodically on specified
	dates. The rates listed are as of December 31, 2004.

Schedule of Investments

ICON Covered Call Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount		Market Value

Common Stocks 104.4%
United States of America 100.0%
Consumer Discretionary 14.7%
Apparel Accessories & Luxury Goods 3.1%
9,400	Polo Ralph Lauren Corporation^	$400,440
21,300	Quiksilver, Inc.(a)^	634,527
10,500	V.F. Corporation^	581,490
		1,616,457
Apparel Retail 2.0%
7,800	Abercrombie & Fitch Co.^	366,210
5,400	Jos. A. Bank Clothiers, Inc.(a)^	152,820
18,500	Ross Stores, Inc.^	534,095
		1,053,125
Computer & Electronics Retail 0.9%
8,400	Best Buy Co., Inc.^	499,128

Consumer Electronics 1.1%
4,500	Harman International Industries, Incorporated^	571,500

Footwear 0.4%
2,200	NIKE, Inc.^	199,518

Home Improvement Retail 3.2%
17,600	The Home Depot, Inc.^	752,224
8,500	Lowe's Companies, Inc.^	489,515
10,300	The Sherwin-Williams Company^	459,689
		1,701,428
Homebuilding 1.3%
9,700	Toll Brothers, Inc.(a)^	665,517

Housewares & Specialties 0.5%
7,900	The Yankee Candle Company, Inc.(a)^	262,122

Motorcycle Manufacturers 1.0%
8,700	Harley-Davidson, Inc.^	528,525

Specialty Stores 1.2%
15,000	Michaels Stores, Inc.^	$449,550
3,600	O'Reilly Automotive, Inc.(a)^	162,180
		611,730
Total Consumer Discretionary		7,709,050

Energy 3.2%
Oil & Gas Equipment & Services 0.6%
9,100	Offshore Logistics, Inc.(a)^	295,477

Oil & Gas Exploration & Production 2.1%
7,000	Newfield Exploration Co.(a)^	413,350
14,000	Ultra Petroleum Corp.(a)^	673,820
		1,087,170
Oil & Gas Refining, Marketing & Transportation 0.5%
4,900	Ashland Inc.^	286,062
Total Energy		1,668,709

Financial 12.5%
Consumer Finance 1.4%
8,500	Capital One Financial Corporation^	715,785

Investment Banking & Brokerage 4.3%
15,700	A.G. Edwards, Inc.^	678,397
5,800	Goldman Sachs Group, Inc.^	603,432
14,200	Investment Technology Group, Inc.(a)^	284,000
8,200	Lehman Brothers Holdings Inc.^	717,336
		2,283,165
Life & Health Insurance 1.9%
7,300	Delphi Financial Group, Inc.^	336,895
19,800	UICI^	671,220
		1,008,115
Multi-Line Insurance 0.8%
5,700	Loews Corporation^	400,710

Property & Casualty Insurance 1.0%
11,600	Selective Insurance Group, Inc.^	513,184

Real Estate Investment Trusts 0.8%
6,900	New Century Financial Corporation^	440,979

Regional Banks 1.8%
10,000	BB&T Corporation^	420,500
12,000	East West Bancorp, Inc.^	503,520
		924,020
Thrifts & Mortgage Finance 0.5%
5,800	Doral Financial Corp.^	285,650
Total Financial		6,571,608

Health Care 12.7%
Biotechnology 1.1%
8,900	Amgen Inc.(a)^	570,935

Health Care Equipment 0.9%
9,100	Diagnostic Products Corporation^	$500,955

Health Care Services 4.3%
23,000	American Healthways, Inc.(a)^	759,920
21,800	Dendrite International, Inc.(a)^	422,920
13,200	Laboratory Corporation of America Holdings(a)^	657,624
4,400	Quest Diagnostics Incorporated^	420,420
		2,260,884
Health Care Supplies 1.2%
16,800	PolyMedica Corporation^	626,472

Managed Health Care 5.2%
3,900	Aetna Inc.^	486,525
10,400	AMERIGROUP Corporation(a)^	786,864
10,400	CIGNA Corporation^	848,328
11,750	Coventry Health Care, Inc.(a)^	623,690
		2,745,407
Total Health Care		6,704,653

Industrials 20.6%
Aerospace & Defense 1.3%
4,000	Alliant Techsystems Inc.(a)^	261,520
7,700	Ceradyne, Inc.(a)^	440,517
		702,037
Airlines 1.7%
12,600	Alaska Air Group, Inc.(a)^	421,974
22,500	SkyWest, Inc.^	451,350
		873,324
Building Products 1.0%
13,900	Masco Corporation^	507,767

Construction, Farm Machinery & Heavy Trucks 1.7%
7,500	Oshkosh Truck Corporation^	512,850
5,000	The Toro Company^	406,750
		919,600
Construction & Engineering 1.8%
24,000	Granite Construction Incorporated^	638,400
17,800	The Shaw Group Inc.(a)^	317,730
		956,130
Diversified Commercial Services 0.3%
5,800	NCO Group, Inc.(a)^	149,930

Employment Services 0.6%
17,600	Labor Ready, Inc.(a)^	297,792

Environmental Services 0.8%
12,000	Waste Connections, Inc.(a)^	411,000

Industrial Machinery 2.4%
20,800	Flowserve Corporation(a)^	$572,832
2,300	Ingersoll-Rand Company - Class A^	184,690
12,700	Reliance Steel & Aluminum Co.^	494,792
		1,252,314
Railroads 2.8%
18,000	Burlington Northern Santa Fe Corporation^	851,580
15,000	CSX Corporation^	601,200
		1,452,780
Trading Companies & Distributors 1.2%
9,700	W.W. Grainger, Inc.^	646,214

Trucking 5.0%
9,000	Arkansas Best Corporation^	404,010
14,000	CNF Inc.^	701,400
6,200	J.B. Hunt Transport Services, Inc.^	278,070
21,450	Knight Transportation, Inc.^	531,960
13,000	Yellow Roadway Corporation(a)^	724,230
		2,639,670
Total Industrials		10,808,558

Information Technology 17.2%
Application Software 1.4%
7,300	Intuit Inc.(a)^	321,273
8,700	Sonic Solutions(a)^	195,228
10,000	SS&C Technologies, Inc.^	206,500
		723,001
Communications Equipment 0.4%
5,700	Comtech Telecommunications Corp.(a)^	214,377

Computer Hardware 1.4%
10,000	Dell Inc.(a)^	421,400
10,000	Stratasys, Inc.(a)^	335,600
		757,000
Computer Storage & Peripherals 1.8%
31,800	EMC Corporation(a)^	472,866
11,100	Overland Storage, Inc.(a)^	185,259
12,300	SanDisk Corporation(a)^	307,131
		965,256
Data Processing & Outsourced Services 1.2%
11,100	Computer Sciences Corporation(a)^	625,707

Electronic Equipment Manufacturers 0.9%
9,200	Mettler-Toledo International Inc.(a)^	472,052

Electronic Manufacturing Services 0.4%
7,500	Jabil Circuit, Inc.(a)^	191,850

Home Entertainment Software 0.5%
7,400	Take-Two Interactive Software, Inc.(a)^	257,446

Internet Software & Services 2.4%
11,900	Digital River, Inc.(a)^	$495,159
15,400	j2 Global Communications, Inc.(a)^	531,300
9,200	WebEx Communications, Inc.(a)^	218,776
		1,245,235
IT Consulting & Other Services 1.9%
6,200	Anteon International Corporation(a)^	259,532
4,200	CACI International Inc.(a)^	286,146
10,800	Cognizant Technology Solutions Corporation(a)^	457,164
		1,002,842
Semiconductor Equipment 1.4%
8,800	Cabot Microelectronics Corporation(a)^	352,440
8,100	KLA-Tencor Corporation(a)^	377,298
		729,738
Semiconductors 2.4%
5,300	Cree, Inc.(a)^	212,424
8,000	International Rectifier Corporation(a)^	356,560
11,100	OmniVision Technologies Inc.(a)^	203,685
20,500	Texas Instruments Incorporated^	504,710
		1,277,379
Technology Distributors 1.1%
5,500	Global Imaging Systems, Inc.(a)^	217,250
16,500	Ingram Micro Inc.(a)^	343,200
		560,450
Total Information Technology		9,022,333

Leisure & Consumer Staples 6.5%
Agricultural Products 1.0%
9,600	Corn Products International, Inc.^	514,176

Distillers & Vintners 0.9%
10,400	Constellation Brands, Inc.(a)^	483,704

Photographic Products 0.9%
15,500	Eastman Kodak Company^	499,875

Restaurants 2.5%
12,900	CBRL Group, Inc.^	539,865
6,700	RARE Hospitality International, Inc.(a)^	213,462
18,300	Sonic Corp.(a)^	558,150
		1,311,477
Tobacco 1.2%
3,200	Reynolds American Inc.^	251,520
8,000	UST Inc.^	384,880
		636,400
Total Leisure & Consumer Staples		3,445,632

Materials 10.0%
Aluminum 0.8%
14,100	Alcoa Inc.^	443,022

Commodity Chemicals 0.2%
1,900	Georgia Gulf Corporation^	$94,620

Construction Materials 3.2%
8,000	Eagle Materials Inc.^	690,800
15,200	Headwaters Incorporated(a)^	433,200
10,600	Lafarge North America Inc.^	543,992
		1,667,992
Diversified Chemicals 0.3%
2,700	FMC Corporation(a)^	130,410

Fertilizers & Agricultural Chemicals 0.9%
6,500	The Scotts Company(a)^	477,880

Metal & Glass Containers 1.5%
28,600	Owens-Illinois, Inc.(a)^	647,790
6,100	Pactiv Corporation(a)^	154,269
		802,059
Specialty Chemicals 0.5%
7,000	Albemarle Corporation^	270,970

Steel 2.6%
23,300	Steel Dynamics, Inc.^	882,604
9,000	Nucor Corporation^	471,060
		1,353,664
Total Materials		5,240,617

Telecommunications & Utilities 2.6%
Electric Utilities 0.7%
15,000	DPL Inc.^	376,650

Integrated Telecommunication Services 0.5%
10,500	Golden Telecom, Inc.^	277,410

Multi-Utilities & Unregulated Power 0.8%
7,700	Questar Corporation^	392,392

Wireless Telecommunication Services 0.6%
10,900	Nextel Communications, Inc.(a)^	327,000
Total Telecommunications & Utilities		1,373,452
Total United States of America		52,544,612

American Depositary Receipt 2.5%
Finland 1.1%
Information Technology 1.1%
Communications Equipment 1.1%
39,100	Nokia Oyj^	612,697
Total Information Technology		612,697
Total Finland		612,697

Mexico 1.4%
Telecommunications & Utilities 1.4%
Wireless Telecommunication Services 1.4%
13,900	America Movil S.A. de C.V.^	$727,665
Total Telecommunications & Utilities		727,665
Total Mexico		727,665
Total American Depositary Receipt		1,340,362

Bahamas 0.7%
Energy 0.7%
Oil & Gas Refining & Marketing & Transportation 0.7%
8,300	Teekay Shipping Corporation^	349,513
Total Energy		349,513
Total Bahamas		349,513

Canada 1.2%
Energy 0.7%
Integrated Oil & Gas 0.7%
10,000	Suncor Energy, Inc.^	354,000
Total Energy		354,000

Information Technology 0.5%
Semiconductors 0.5%
14,500	ATI Technologies Inc.(a)^	281,155
Total Information Technology		281,155
Total Canada		635,155
Total Common Stocks (Cost $46,240,204)		54,869,642

Short-Term Investment 0.0%
$915	American Family Demand Note, 2.0043%#	915
Total Short-Term Investment (Cost $915)		915

Total Investments 104.4% (Cost $46,241,119)		54,870,557
Liabilities Less Other Assets (4.4%)		(2,334,849)
Net Assets 100.0%		$52,535,708

The accompanying notes are an integral part of the financial statements.

(a) Non-income producing security
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.
^ Portion or all of this security is pledged as collateral for call options written

Schedule of Investments

ICON Covered Call Fund

Schedule of Written Options December 31, 2004 (unaudited)

	Contracts
Underlying Security/Expiration Date/Exercise Price	(100 Shares Per Contract)	Market Value

Call Options
Abercrombie & Fitch Co.
Expiration January 2005, Exercise Price $47.50	55	$6,462
Expiration January 2005, Exercise Price $50.00	23	805
Aetna Inc.
Expiration January 2005, Exercise Price $130.00	31	2,325
A.G. Edwards, Inc.
Expiration January 2005, Exercise Price $40.00	157	52,595
Alaska Air Group, Inc.(a)
Expiration January 2005, Exercise Price $30.00	101	38,380
Albemarle Corporation
Expiration January 2005, Exercise Price $40.00	56	1,540
Alcoa Inc.
Expiration January 2005, Exercise Price $32.50	56	2,380
Expiration January 2005, Exercise Price $35.00	85	850
Alliant Techsystems Inc.(a)
Expiration January 2005, Exercise Price $65.00	40	5,600
America Movil S.A. de C.V.
Expiration January 2005, Exercise Price $50.00	97	27,645
American Healthways, Inc.(a)
Expiration January 2005, Exercise Price $35.00	211	11,077
Expiration January 2005, Exercise Price $40.00	19	95
AMERIGROUP Corporation(a)
Expiration January 2005, Exercise Price $75.00	104	32,760
Amgen Inc.(a)
Expiration January 2005, Exercise Price $65.00	71	5,680
Anteon International Corporation(a)
Expiration January 2005, Exercise Price $40.00	37	8,695
Arkansas Best Corporation
Expiration January 2005, Exercise Price $40.00	43	21,715
Expiration January 2005, Exercise Price $45.00	47	5,522
Ashland Inc.
Expiration January 2005, Exercise Price $60.00	49	2,572
ATI Technologies Inc.(a)
Expiration January 2005, Exercise Price $20.00	43	2,042
Expiration February 2005, Exercise Price $20.00	102	9,180
BB&T Corporation
Expiration January 2005, Exercise Price $42.50	65	$1,787
Best Buy Co., Inc.
Expiration January 2005, Exercise Price $60.00	67	7,872
Expiration January 2005, Exercise Price $65.00	17	255
Burlington Northern Santa Fe Corporation
Expiration January 2005, Exercise Price $45.00	18	45,450
Cabot Microelectronics Corporation(a)
Expiration January 2005, Exercise Price $40.00	62	9,765
CACI International Inc.(a)
Expiration January 2005, Exercise Price $60.00	6	5,040
Expiration January 2005, Exercise Price $65.00	28	11,620
Capital One Financial Corporation
Expiration January 2005, Exercise Price $80.00	15	7,125
Expiration January 2005, Exercise Price $85.00	70	9,450
CBRL Group, Inc.
Expiration January 2005, Exercise Price $40.00	103	22,660
Ceradyne, Inc.(a)
Expiration January 2005, Exercise Price $50.00	65	49,075
Expiration January 2005, Exercise Price $55.00	12	4,080
CIGNA Corporation
Expiration January 2005, Exercise Price $75.00	26	18,720
Expiration January 2005, Exercise Price $85.00	47	3,877
CNF Inc.
Expiration January 2005, Exercise Price $50.00	97	12,367
Cognizant Technology Solutions Corporation(a)
Expiration January 2005, Exercise Price $40.00	43	12,577
Expiration January 2005, Exercise Price $45.00	65	2,925
Computer Sciences Corporation(a)
Expiration January 2005, Exercise Price $55.00	28	6,020
Expiration January 2005, Exercise Price $60.00	83	1,452
Comtech Telecommunications Corp.(a)
Expiration January 2005, Exercise Price $30.00	57	43,890
Constellation Brands, Inc.(a)
Expiration January 2005, Exercise Price $45.00	84	16,800
Corn Products International, Inc.
Expiration January 2005, Exercise Price $55.00	82	3,690
Coventry Health Care, Inc.(a)
Expiration January 2005, Exercise Price $45.00	58	46,980
Expiration January 2005, Exercise Price $50.00	59	20,945
Cree, Inc.(a)
Expiration January 2005, Exercise Price $40.00	12	2,640
Expiration January 2005, Exercise Price $45.00	41	2,460
CSX Corporation
Expiration January 2005, Exercise Price $35.00	30	15,600
Expiration January 2005, Exercise Price $40.00	120	11,100
Dell Inc.(a)
Expiration January 2005, Exercise Price $42.50	30	1,500
Expiration Februrary 2005, Exercise Price $45.00	70	2,450
Delphi Financial Group, Inc.
Expiration January 2005, Exercise Price $45.00	73	$11,497
Dendrite International, Inc.(a)
Expiration January 2005, Exercise Price $20.00	197	8,372
Diagnostic Products Corporation
Expiration Februrary 2005, Exercise Price $55.00	36	9,360
Expiration Februrary 2005, Exercise Price $60.00	55	4,537
Digital River, Inc.(a)
Expiration January 2005, Exercise Price $40.00	48	12,720
Expiration January 2005, Exercise Price $45.00	24	1,260
Expiration February 2005, Exercise Price $50.00	47	470
Doral Financial Corp.
Expiration February 2005, Exercise Price $50.00	58	8,265
DPL Inc.
Expiration January 2005, Exercise Price $25.00	150	8,250
Eagle Materials Inc.
Expiration January 2005, Exercise Price $85.00	64	18,560
East West Bancorp, Inc.
Expiration January 2005, Exercise Price $40.00	60	14,400
Eastman Kodak Company
Expiration January 2005, Exercise Price $32.50	94	5,640
Expiration January 2005, Exercise Price $35.00	46	460
EMC Corporation(a)
Expiration January 2005, Exercise Price $14.00	318	34,185
Flowserve Corporation(a)
Expiration January 2005, Exercise Price $25.00	177	46,905
FMC Corporation(a)
Expiration January 2005, Exercise Price $50.00	27	1,552
Georgia Gulf Corporation
Expiration January 2005, Exercise Price $55.00	19	617
Global Imaging Systems, Inc.(a)
Expiration January 2005, Exercise Price $40.00	33	2,722
Expiration February 2005, Exercise Price $40.00	22	2,805
Golden Telecom, Inc.
Expiration January 2005, Exercise Price $30.00	90	3,375
Expiration February 2005, Exercise Price $30.00	15	1,237
Goldman Sachs Group, Inc.
Expiration January 2005, Exercise Price $105.00	26	3,640
Expiration January 2005, Exercise Price $110.00	23	518
Granite Construction Incorporated
Expiration January 2005, Exercise Price $25.00	155	27,512
Harley-Davidson, Inc.
Expiration January 2005, Exercise Price $60.00	87	16,095
Harman International Industries, Incorporated
Expiration January 2005, Exercise Price $125.00	7	2,835
Expiration January 2005, Exercise Price $130.00	38	6,080
Headwaters Incorporated(a)
Expiration January 2005, Exercise Price $30.00	152	7,600
The Home Depot, Inc.
Expiration January 2005, Exercise Price $42.50	141	$12,337
Ingersoll-Rand Company - Class A
Expiration January 2005, Exercise Price $80.00	15	2,475
Ingram Micro Inc.(a)
Expiration January 2005, Exercise Price $20.00	99	11,632
International Rectifier Corporation(a)
Expiration January 2005, Exercise Price $45.00	72	8,460
Intuit Inc.(a)
Expiration January 2005, Exercise Price $42.50	33	6,517
Expiration January 2005, Exercise Price $45.00	40	2,200
Investment Technology Group, Inc.(a)
Expiration February 2005, Exercise Price $20.00	100	8,000
J.B. Hunt Transport Services, Inc.
Expiration January 2005, Exercise Price $40.00	42	21,420
Expiration January 2005, Exercise Price $45.00	11	1,292
j2 Global Communications, Inc.(a)
Expiration January 2005, Exercise Price $35.00	123	11,377
Jabil Circuit, Inc.(a)
Expiration January 2005, Exercise Price $25.00	38	3,895
Jos. A. Bank Clothiers, Inc.(a)
Expiration January 2005, Exercise Price $28.00	49	6,459
KLA-Tencor Corporation(a)
Expiration January 2005, Exercise Price $45.00	17	4,038
Expiration January 2005, Exercise Price $47.50	30	3,150
Expiration January 2005, Exercise Price $50.00	22	770
Knight Transportation, Inc.
Expiration January 2005, Exercise Price $22.50	44	11,220
Expiration January 2005, Exercise Price $25.00	85	5,313
Labor Ready, Inc.(a)
Expiration January 2005, Exercise Price $15.00	89	18,023
Laboratory Corporation of America Holdings(a)
Expiration January 2005, Exercise Price $50.00	80	5,000
Lafarge North America Inc.
Expiration January 2005, Exercise Price $50.00	26	4,615
Lehman Brothers Holdings Inc.
Expiration January 2005, Exercise Price $90.00	66	4,620
Loews Corporation
Expiration January 2005, Exercise Price $70.00	23	2,933
Expiration January 2005, Exercise Price $75.00	34	340
Lowe's Companies, Inc.
Expiration February 2005, Exercise Price $55.00	13	4,680
Expiration February 2005, Exercise Price $60.00	72	5,580
Masco Corporation
Expiration January 2005, Exercise Price $35.00	72	11,700
Mettler-Toledo International Inc.(a)
Expiration January 2005, Exercise Price $50.00	54	8,775
Michaels Stores, Inc.
Expiration January 2005, Exercise Price $30.00	150	12,750
NCO Group, Inc.(a)
Expiration January 2005, Exercise Price $25.00	47	$5,288
New Century Financial Corporation
Expiration January 2005, Exercise Price $60.00	20	9,100
Expiration January 2005, Exercise Price $65.00	15	1,950
Newfield Exploration Co.(a)
Expiration January 2005, Exercise Price $65.00	35	525
Expiration February 2005, Exercise Price $65.00	35	2,888
Nextel Communications, Inc.(a)
Expiration January 2005, Exercise Price $30.00	87	5,438
NIKE, Inc.
Expiration January 2005, Exercise Price $90.00	11	2,090
Nokia Oyj
Expiration January 2005, Exercise Price $17.50	391	2,933
Nucor Corporation
Expiration January 2005, Exercise Price $55.00	36	2,970
Expiration January 2005, Exercise Price $60.00	54	810
Offshore Logistics, Inc.(a)
Expiration January 2005, Exercise Price $35.00	50	1,125
Expiration January 2005, Exercise Price $40.00	41	513
OmniVision Technologies Inc.(a)
Expiration January 2005, Exercise Price $20.00	55	1,650
Expiration January 2005, Exercise Price $22.50	56	420
O'Reilly Automotive, Inc.(a)
Expiration February 2005, Exercise Price $45.00	30	5,025
Oshkosh Truck Corporation
Expiration January 2005, Exercise Price $65.00	12	4,440
Expiration January 2005, Exercise Price $70.00	63	4,883
Overland Storage, Inc.(a)
Expiration February 2005, Exercise Price $17.50	100	6,500
Owens-Illinois, Inc.(a)
Expiration January 2005, Exercise Price $25.00	171	1,283
Expiration February 2005, Exercise Price $20.00	58	16,820
Pactiv Corporation(a)
Expiration January 2005, Exercise Price $25.00	37	2,405
Polo Ralph Lauren Corporation
Expiration January 2005, Exercise Price $40.00	80	21,600
PolyMedica Corporation
Expiration January 2005, Exercise Price $35.00	84	22,260
Quest Diagnostics Incorporated
Expiration February 2005, Exercise Price $95.00	9	2,408
Expiration February 2005, Exercise Price $100.00	35	2,538
Questar Corporation
Expiration January 2005, Exercise Price $50.00	35	5,425
Expiration January 2005, Exercise Price $55.00	23	288
Expiration February 2005, Exercise Price $55.00	19	665
Quiksilver, Inc.(a)
Expiration January 2005, Exercise Price $30.00	130	10,725
RARE Hospitality International, Inc.(a)
Expiration January 2005, Exercise Price $30.00	37	$7,493
Reliance Steel & Aluminum Co.
Expiration January 2005, Exercise Price $40.00	44	3,630
Expiration January 2005, Exercise Price $45.00	15	188
Expiration Februrary 2005, Exercise Price $45.00	68	1,870
Reynolds American Inc.
Expiration January 2005, Exercise Price $75.00	22	9,570
Expiration January 2005, Exercise Price $80.00	10	1,125
Ross Stores, Inc.
Expiration January 2005, Exercise Price $27.50	19	3,325
Expiration January 2005, Exercise Price $30.00	40	1,600
Expiration Februrary 2005, Exercise Price $30.00	126	10,710
SanDisk Corporation(a)
Expiration January 2005, Exercise Price $25.00	123	12,915
The Scotts Company(a)
Expiration January 2005, Exercise Price $70.00	65	24,700
Selective Insurance Group, Inc.
Expiration January 2005, Exercise Price $45.00	93	6,743
The Shaw Group Inc.(a)
Expiration January 2005, Exercise Price $12.50	28	14,840
Expiration January 2005, Exercise Price $15.00	150	45,000
The Sherwin-Williams Company
Expiration Februrary 2005, Exercise Price $45.00	83	8,923
SkyWest, Inc.
Expiration January 2005, Exercise Price $17.50	120	32,100
Expiration January 2005, Exercise Price $20.00	105	6,825
Sonic Corp.(a)
Expiration January 2005, Exercise Price $30.00	91	9,555
Sonic Solutions(a)
Expiration January 2005, Exercise Price $20.00	43	11,503
SS&C Technologies, Inc.
Expiration January 2005, Exercise Price $22.50	90	2,925
Steel Dynamics, Inc.
Expiration January 2005, Exercise Price $35.00	19	6,460
Expiration January 2005, Exercise Price $40.00	198	13,365
Stratasys, Inc.(a)
Expiration January 2005, Exercise Price $30.00	45	17,100
Expiration January 2005, Exercise Price $35.00	55	3,988
Suncor Energy, Inc.
Expiration January 2005, Exercise Price $35.00	80	9,600
Take-Two Interactive Software, Inc.(a)
Expiration January 2005, Exercise Price $32.50	8	2,120
Expiration January 2005, Exercise Price $35.00	66	6,435
Teekay Shipping Corporation
Expiration January 2005, Exercise Price $45.00	58	2,755
Texas Instruments Incorporated
Expiration January 2005, Exercise Price $25.00	174	8,700
Toll Brothers, Inc.(a)
Expiration January 2005, Exercise Price $65.00	29	$13,630
Expiration January 2005, Exercise Price $70.00	68	11,390
The Toro Company
Expiration January 2005, Exercise Price $75.00	12	7,860
Expiration January 2005, Exercise Price $80.00	23	6,095
UICI
Expiration January 2005, Exercise Price $35.00	198	16,335
Ultra Petroleum Corp.(a)
Expiration January 2005, Exercise Price $55.00	112	2,520
Expiration January 2005, Exercise Price $60.00	28	140
UST Inc.
Expiration January 2005, Exercise Price $45.00	80	25,200
V.F. Corporation
Expiration Februrary 2005, Exercise Price $55.00	89	14,908
W.W. Grainger, Inc.
Expiration January 2005, Exercise Price $60.00	53	35,245
Expiration January 2005, Exercise Price $65.00	44	9,570
Waste Connections, Inc.(a)
Expiration January 2005, Exercise Price $35.00	100	2,750
WebEx Communications, Inc.(a)
Expiration January 2005, Exercise Price $22.50	23	3,853
Expiration January 2005, Exercise Price $25.00	69	2,243
The Yankee Candle Company, Inc.(a)
Expiration January 2005, Exercise Price $30.00	59	18,585
Yellow Roadway Corporation(a)
Expiration January 2005, Exercise Price $50.00	42	24,570
Expiration January 2005, Exercise Price $55.00	88	13,420
Total Options Written (Premiums received $1,312,302)	11,779	$1,738,474

(a) Non-income producing security

Schedule of Investments

ICON Equity Income Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount	Market Value

Common Stocks 77.0%
United States of America 66.8%
Consumer Discretionary 3.6%
Apparel Accessories & Luxury Goods 0.9%
22,600	V. F. Corporation	$1,251,588

Apparel Retail 1.1%
15,900	The Cato Corporation	458,238
50,400	Limited Brands	1,160,208
		1,618,446
Home Improvement Retail 0.9%
28,100	The Sherwin-Williams Company	1,254,103

Tires & Rubber 0.7%
18,900	Bandag, Incorporated	941,409
Total Consumer Discretionary		5,065,546

Energy 2.1%
Integrated Oil & Gas 0.3%
5,300	ConocoPhillips	460,199

Oil & Gas Equipment & Services 1.0%
38,300	Tidewater Inc.	1,363,863

Oil & Gas Exploration & Production 0.3%
27,272	Chesapeake Energy Corporation	449,988

Oil & Gas Refining, Marketing & Transportation 0.5%
10,600	Ashland Inc.	618,828
Total Energy		2,892,878

Financial 10.8%
Asset Management & Custody Banks 1.4%
30,000	American Capital Strategies, Ltd.	1,000,500
29,800	The Bank of New York Company, Inc.	995,916
		1,996,416
Diversified Banks 1.6%
47,294	Bank of America Corporation	2,222,345

Life & Health Insurance 0.4%
12,000	Lincoln National Corporation	560,160

Schedule of Investments

ICON Equity Income Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount		Market Value
Multi-Line Insurance 2.1%
48,300	American Financial Group, Inc.	$1,512,273
21,000	Loews Corporation	1,476,300
		2,988,573
Other Diversified Financial Services 0.7%
24,500	JPMorgan Chase & Co.	955,745

Property & Casualty Insurance 1.8%
48,000	The Allstate Corporation	2,482,560

Real Estate Investment Trusts 1.0%
13,200	General Growth Properties, Inc.	477,312
15,500	New Century Financial Corporation	990,605
		1,467,917
Regional Banks 0.9%
29,000	BB&T Corporation	1,219,450

Thrifts & Mortgage Finance 0.9%
32,700	Countrywide Financial Corporation	1,210,227
Total Financial		15,103,393

Health Care 7.9%
Health Care Distributors 0.9%
43,500	Owens & Minor, Inc.	1,225,395

Health Care Equipment 1.5%
20,500	Diagnostic Products Corporation	1,128,525
41,900	PerkinElmer, Inc.	942,331
		2,070,856
Health Care Services 1.6%
30,100	Caremark Rx, Inc.(a)	1,186,843
189,100	Hooper Holmes, Inc.	1,119,472
		2,306,315
Health Care Supplies 1.5%
55,800	PolyMedica Corporation	2,080,782

Managed Health Care 1.4%
24,000	CIGNA Corporation	1,957,680

Pharmaceuticals 1.0%
24,000	Abbott Laboratories	1,119,600
11,200	Bristol-Myers Squibb Company	286,944
		1,406,544
Total Health Care		11,047,572

Schedule of Investments

ICON Equity Income Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount		Market Value
Industrials 15.4%
Aerospace & Defense 2.9%
42,600	Goodrich Corporation	$1,390,464
26,300	Lockheed Martin Corporation	1,460,965
32,000	Raytheon Company	1,242,560
		4,093,989
Air Freight & Logistics 0.5%
13,700	Ryder System, Inc.	654,449

Building Products 2.4%
128,700	Apogee Enterprises, Inc.	1,725,867
45,200	Masco Corporation	1,651,156
		3,377,023
Commercial Printing 1.0%
38,000	R.R. Donnelley & Sons Company	1,341,020

Construction, Farm Machinery & Heavy Trucks 2.5%
19,300	Caterpillar Inc.	1,881,943
87,400	Federal Signal Corporation	1,543,484
		3,425,427
Electrical Components & Equipment 0.7%
8,300	Cooper Industries, Ltd.	563,487
7,900	Roper Industries, Inc.	480,083
		1,043,570
Industrial Conglomerates 1.5%
28,500	Textron Inc.	2,103,300

Industrial Machinery 0.4%
11,100	Harsco Corporation	618,714

Marine 0.4%
14,000	Alexander & Baldwin, Inc.	593,880

Office Services & Supplies 1.2%
27,000	Brady Corporation	1,689,390

Railroads 1.4%
40,500	Burlington Northern Santa Fe Corporation	1,916,055

Trading Companies & Distributors 0.5%
25,200	Applied Industrial Technologies, Inc.	690,480
Total Industrials		21,547,297

Schedule of Investments

ICON Equity Income Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount		Market Value
Information Technology 8.6%
Application Software 0.4%
27,100	Jack Henry & Associates, Inc.	$539,561

Communications Equipment 1.1%
107,500	SpectraLink Corporation	1,524,350

Computer Hardware 1.0%
65,000	Hewlett-Packard Company	1,363,050

Computer Storage & Peripherals 1.9%
97,000	EMC Corporation(a)	1,442,390
74,900	Overland Storage, Inc.(a)	1,250,081
		2,692,471
Internet Software & Services 1.8%
30,800	Digital River, Inc.(a)	1,281,588
36,600	j2 Global Communications, Inc.(a)	1,262,700
		2,544,288
Semiconductors 1.7%
100,000	Texas Instruments Incorporated	2,462,000

Technology Distributors 0.7%
17,000	Pioneer Standard Convertible	949,875
Total Information Technology		12,075,595

Leisure & Consumer Staples 2.9%
Packaged Foods & Meats 0.7%
54,300	Lance, Inc.	1,033,329

Photographic Products 0.8%
33,200	Eastman Kodak Company	1,070,700

Tobacco 1.4%
40,000	UST Inc.	1,924,400
Total Leisure & Consumer Staples		4,028,429

Materials 10.0%
Aluminum 0.3%
11,500	Alcoa Inc.	361,330

Commodity Chemicals 1.1%
150,300	Wellman, Inc.	1,606,707

Schedule of Investments

ICON Equity Income Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount		Market Value
Construction Materials 2.2%
16,800	Eagle Materials Inc.	$1,450,680
30,000	Vulcan Materials Company	1,638,300
		3,088,980
Diversified Chemicals 1.4%
18,000	Eastman Chemical Company	1,039,140
13,500	PPG Industries, Inc.	920,160
		1,959,300
Paper Products 1.0%
91,000	Glatfelter	1,390,480

Specialty Chemicals 1.9%
96,400	Crompton Corporation	1,137,520
77,000	RPM International, Inc.	1,513,820
		2,651,340
Steel 2.1%
105,600	NN, Inc.	1,394,976
55,300	Steel Technologies Inc.	1,521,303
		2,916,279
Total Materials		13,974,416

Telecommunications & Utilities 5.5%
Electric Utilities 1.1%
31,600	Alliant Energy Corporation	903,760
9,100	IDACORP, Inc	278,187
6,465	TXU Corp.	417,380
		1,599,327
Gas Utilities 0.3%
6,900	Atmos Energy Corporation	188,715
5,700	Peoples Energy Corporation	250,515
		439,230
Integrated Telecommunication Services 1.0%
53,232	Sprint Corporation	1,322,815

Multi-Utilities & Unregulated Power 1.2%
39,200	Duke Energy Corporation	992,936
23,600	Energy East Corporation	629,648
		1,622,584
Water Utilities 1.9%
45,000	American States Water Company	1,170,000
40,000	California Water Service Group	1,506,000
		2,676,000
Total Telecommunications & Utilities		7,659,956
Total United States of America		93,395,082

Schedule of Investments

ICON Equity Income Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount	Market Value
American Depositary Receipt 6.2%
Brazil 1.5%
Materials 0.8%
Paper Products 0.8%
28,700	Aracruz Celulose S.A.	$1,081,990
Total Materials		1,081,990

Telecommunications & Utilities 0.7%
Wireless Telecommunication Services 0.7%
34,000	Telemig Celular Participacoes	959,820
Total Telecommunications & Utilities		959,820
Total Brazil		2,041,810

Finland 0.9%
Information Technology 0.9%
Communications Equipment 0.9%
82,600	Nokia Oyj	1,294,342
Total Information Technology		1,294,342
Total Finland		1,294,342

Mexico 1.2%
Materials 1.2%
Construction Materials 1.2%
48,034	Cemex S.A. de C.V.	1,749,398
Total Materials		1,749,398
Total Mexico		1,749,398

Netherlands 0.5%
Financial 0.5%
Other Diversified Financial Services 0.5%
21,409	ING Groep N.V.	647,622
Total Financial		647,622
Total Netherlands		647,622

Switzerland 0.8%
Information Technology 0.8%
Computer Storage & Peripherals 0.8%
17,300	Logitech International S.A.(a)	1,050,975
Total Information Technology		1,050,975
Total Switzerland		1,050,975

Schedule of Investments

ICON Equity Income Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount	Market Value
United Kingdom 1.3%
Health Care 1.3%
Health Care Supplies 1.3%
36,000	Smith & Nephew plc	$1,863,360
Total Health Care		1,863,360
Total United Kingdom		1,863,360
Total American Depositary Receipt		8,647,507

Bermuda 1.2%
Energy 1.2%
Oil & Gas Refining, Marketing & Transportation 1.2%
50,900	Knightsbridge Tankers Ltd.	1,701,587
Total Energy		1,701,587
Total Bermuda		1,701,587

Canada 2.8%
Industrials 1.5%
Railroads 1.5%
64,000	Canadian Pacific Railway Limited	2,202,240
Total Industrials		2,202,240

Materials 1.3%
Commodity Chemicals 1.3%
98,200	Methanex Corporation	1,793,132
Total Materials		1,793,132
Total Canada		3,995,372
Total Common Stocks (Cost $94,959,471)		107,739,548

Preferred Stocks 2.5%
United States of America 2.0%
Consumer Discretionary 0.3%
Household Appliances 0.3%
15,000	Maytag Corporation, 7.875%, 8-1-31	395,700
Total Consumer Discretionary		395,700

Financial 0.7%
Consumer Finance 0.3%
16,000	MBNA Corporation, 7.500%, Series A	416,800

Property & Casualty Insurance 0.3%
12,200	Ambac Financial Group, Inc., 7.000%, 10-17-51	324,154

Regional Banks 0.1%
6,600	Bank One Capital Corporation, 8.000%, 1-30-31	174,174
Total Financial		915,128

Schedule of Investments

ICON Equity Income Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount	Market Value

Health Care 0.3%
Managed Health Care 0.3%
18,200	Aetna Inc., 8.500%, 8-31-41	$487,578
Total Health Care		487,578

Leisure & Consumer Staples 0.7%
Movies & Entertainment 0.7%
38,000	The Walt Disney Company, 7.000%, 11-1-31	1,005,480
Total Leisure & Consumer Staples		1,005,480
Total United States of America		2,803,886

Canada 0.5%
Information Technology 0.5%
Office Electronics 0.5%
18,100	Xerox Capital LLC, 6.540%, 2-28-06, Series A(a)	644,449
Total Information Technology		644,449
Total Canada		644,449
Total Preferred Stocks (Cost $3,212,369)		3,448,335

Convertible Preferred Stocks 4.0%
United States of America 3.7%
Consumer Discretionary 0.9%
Specialty Stores 0.9%
23,200	Toy "R" Us, Inc., 6.250%, 8-16-05	1,229,600
Total Consumer Discretionary		1,229,600

Energy 0.3%
Electric Intergrated 0.3%
14,400	TXU Corp., 8.750%, 11-16-05, Series C	453,024
Total Energy		453,024

Health Care 0.4%
Health Care Distributors 0.4%
9,000	Omnicare, Inc., 4.000%, 6-15-33	496,440
Total Health Care		496,440

Industrials 0.4%
Aerospace & Defense 0.4%
4,000	Northrop Grumman Corporation, 7.000%, 4-4-21	528,040
Total Industrials		528,040

Schedule of Investments

ICON Equity Income Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount	Market Value
Leisure & Consumer Staples 1.0%
Distillers & Vintners 1.0%
39,000	Constellation Brands, Inc., 5.750%, 9-1-06	$1,467,180
Total Leisure & Consumer Staples		1,467,180

Telecommunications & Utilities 0.7%
Electric Utilities 0.3%
16,200	Ameren Corporation, 9.750%, 5-15-05	465,912

Gas Utilities 0.2%
4,300	KeySpan Corporation, 8.750%, 5-16-05	224,331

Multi-Utilities & Unregulated Power 0.2%
10,500	Sempra Energy, 8.500%, 5-17-05	326,760
Total Telecommunications & Utilities		1,017,003
Total United States of America		5,191,287

American Depositary Receipt 0.3%
Philippines 0.3%
Telecommunications & Utilities 0.3%
Integrated Telecommunication Services 0.3%
8,600	Philippine Long Distance Telephone Company, 3.500%, 12-31-49, Series III	424,840
Total Telecommunications & Utilities		424,840
Total Philippines		424,840
Total American Depositary Receipt		424,840
Total Convertible Preferred Stocks (Cost $4,340,314)		5,616,127

Call Options Purchased (100 Shares Per Contract) 0.3%
United States of America 0.3%
Consumer Discretionary 0.1%
Home Improvement Retail 0.1%
	Lowe's Companies, Inc.
123	Expiration January 2007, Exercise Price $65.00	73,185
Total Consumer Discretionary		73,185

Financial 0.1%
Investment Banking & Brokerage 0.0%
	Morgan Stanley
125	Expiration January 2007, Exercise Price $60.00	75,000

Life & Health Insurance 0.1%
	Prudential Financial, Inc.
150	Expiration January 2005, Exercise Price $50.00	77,250
Total Financial		152,250

Schedule of Investments

ICON Equity Income Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount	Market Value
Health Care 0.0%
Managed Health Care 0.0%
	Aetna, Inc.
21	Expiration January 2006, Exercise Price $120.00	$37,275
Total Health Care		37,275

Information Technology 0.1%
Data Processing & Outsourced Services 0.1%
	Computer Sciences Corporation
166	Expiration January 2006, Exercise Price $60.00	80,510

Office Electronics 0.0%
	XEROX Corporation
550	Expiration January 2006, Exercise Price $20.00	53,625
Total Information Technology		134,135
Total United States of America		396,845
Total Call Options Purchased (Cost $279,342)		396,845

Convertible Corporate Bonds 4.7%
United States of America 4.7%
Consumer Discretionary 1.2%
Automobile Manufacturers 1.2%
1,600,000	DaimlerChrysler AG, 6.500%, 11-15-13	1,735,384
Total Consumer Discretionary		1,735,384

Financial 0.9%
Consumer Finance 0.9%
1,230,000	Providian Financial Corporation, 3.250%, 8-15-05	1,228,462
Total Financial		1,228,462

Health Care 1.0%
Pharmaceuticals 1.0%
1,500,000	King Pharmaceuticals, Inc., 2.750%, 11-15-21	1,449,375
Total Health Care		1,449,375

Information Technology 1.5%
Computer Storage & Peripherals 0.1%
177,000	Adaptec, Inc., 3.000%, 3-5-07	177,000

Data Processing & Outsourced Services 1.0%
158,000	The BISYS Group, Inc., 4.000%, 3-15-06, (Acquired 1-30-04; Cost $160,618)*	157,013
1,000,000	Computer Sciences Corp., 7.375%, 6-15-2011	1,163,839
		1,320,852

Schedule of Investments

ICON Equity Income Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount	Market Value
Semiconductors 0.4%
600,000	International Rectifier Corporation, 4.250%, 7-15-07	$595,500
Total Information Technology		2,093,352

Leisure & Consumer Staples 0.1%
Photographic Products 0.1%
110,000	Eastman Kodak Company, 3.375%, 10-15-33, (Acquired 1-30-04; Cost $134,220)*	137,638
Total Leisure & Consumer Staples		137,638
Total United States of America		6,644,211
Total Convertible Corporate Bonds (Cost $4,226,528)		6,644,211

Corporate Bonds 4.8%
United States of America 4.8%
Consumer Discretionary 0.7%
Home Improvement Retail 0.7%
800,000	Lowe's Companies, Inc., 8.250%, 6-1-10	959,360
Total Consumer Discretionary		959,360

Financial 2.0%
Consumer Loans 0.9%
1,288,000	Household Finance Corporation, 4.750%, 7-15-13	1,278,015

Investment Banking & Brokerage 0.5%
750,000	Morgan Stanley, 4.750%, 4-1-14	730,806

Life & Health Insurance 0.6%
750,000	Prudential Financial, Inc. 5.750%, 7-15-33	745,821
Total Financial		2,754,642

Health Care 0.4%
Managed Health Care 0.4%
500,000	Aetna Inc., 6.970%, 8-15-36	568,784
Total Health Care		568,784

Information Technology 0.8%
Office Electronics 0.8%
1,050,000	Xerox Corporation, 7.625%, 6-15-13	1,152,375
Total Information Technology		1,152,375

Leisure & Consumer Staples 0.9%
Hotels, Resorts & Cruise Lines 0.8%
1,000,000	Royal Caribbean Cruises, 7.250%, 3-15-18	1,100,000

Schedule of Investments

ICON Equity Income Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares, Contracts or Principal Amount	Market Value
Restaurants 0.1%
	225,000	McDonald's Corp., 5.000%, 9-30-16	$217,402
Total Leisure & Consumer Staples			1,317,402
Total United States of America			6,752,563
Total Corporate Bond (Cost $5,388,550)			6,752,563

U.S. Government Bonds 3.6%
	1,000,000	U.S. Treasury, 7.500%, 11-15-16	1,277,930
	1,000,000	U.S. Treasury, 8.750%, 5-15-17	1,401,211
	1,000,000	U.S. Treasury, 5.250%, 11-15-28	1,048,125
	1,250,000	U.S. Treasury, 3.875%, 2-15-13	1,233,301
			4,960,567
Total U.S. Government and U.S. Government Agency Bonds (Cost $4,992,392)			4,960,567

Short-Term Investments 1.8%
Variable Rate Demand Note 1.8%
	$2,465,543	American Family Demand Note, 2.0043%#	2,465,543
Total Variable Rate Demand Note			2,465,543
Total Short-Term Investments (Cost $2,465,543)			2,465,543

Total Investments 98.7% (Cost $117,034,966)			138,023,739
Other Assets Less Liabilities 1.3%			1,837,132
Net Assets 100.0%			$ 139,860,871

The accompanying notes are an integral part of the financial statements.
(a)	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and
	are payable on demand. Interest rates change periodically on specified
	dates. The rates listed are as of December 31, 2004.
*	Unregistered security
Dates shown on securities are due dates of the obligations.

Schedule of Investments

ICON Long/Short Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Common Stocks 98.0%
United States of America 86.8%
Consumer Discretionary 12.1%
Apparel Retail 3.3%
33,200	The Finish Line, Inc.	$607,560
21,700	Pacific Sunwear of California, Inc.(a)	483,042
19,100	Ross Stores, Inc.	551,417
		1,642,019
Catalog Retail 0.8%
19,100	Insight Enterprises, Inc.(a)	391,932

Computer & Electronics Retail 1.5%
6,200	Best Buy Co., Inc.	368,404
18,300	GameStop Corporation - Class A(a)	409,188
		777,592
Homebuilding 3.4%
12,300	Hovnanian Enterprises, Inc.(a)	609,096
9,000	The Ryland Group, Inc.	517,860
8,700	Toll Brothers, Inc.(a)	596,907
		1,723,863
Home Improvement Retail 2.1%
10,100	Building Materials Holding Corporation	386,729
6,700	The Home Depot, Inc.	286,358
6,600	Lowe's Companies, Inc.	380,094
		1,053,181
Tires & Rubber 1.0%
35,300	The Goodyear Tire & Rubber Company(a)	517,498
Total Consumer Discretionary		6,106,085

Energy 3.6%
Oil & Gas Equipment & Services 1.3%
8,500	Maverick Tube Corporation(a)	257,550
11,300	National-Oilwell, Inc.(a)	398,777
		656,327
Oil & Gas Exploration & Production 1.3%
8,900	Petroleum Development Corporation(a)	343,273
6,600	Ultra Petroleum Corp.(a)	317,658
		660,931

Schedule of Investments

ICON Long/Short Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Oil & Gas Refining, Marketing & Transportation 1.0%
3,100	Ashland Inc.	$180,978
20,700	OMI Corporation	348,795
		529,773
Total Energy		1,847,031

Financial 9.1%
Consumer Finance 4.5%
21,200	Cash America International, Inc.	630,276
21,400	First Cash Financial Services, Inc.(a)	571,594
28,200	Providian Financial Corporation(a)	464,454
21,400	World Acceptance Corporation(a)	588,714
		2,255,038
Diversified Banks 1.5%
7,200	Wachovia Corporation	378,720
6,100	Wells Fargo & Company	379,115
		757,835
Life & Health Insurance 1.3%
7,500	Protective Life Corporation	320,175
4,300	StanCorp Financial Group, Inc.	354,750
		674,925
Property & Casualty Insurance 1.1%
4,100	Philadelphia Consolidated Holding Corp.(a)	271,174
6,100	Selective Insurance Group, Inc.	269,864
		541,038
Thrifts & Mortgage Finance 0.7%
7,600	Doral Financial Corp.	374,300
Total Financial		4,603,136

Health Care 9.0%
Health Care Services 4.5%
27,600	Dendrite International, Inc.(a)	535,440
12,600	Laboratory Corporation of America Holdings(a)	627,732
5,900	Quest Diagnostics Incorporated	563,745
14,550	Renal Care Group, Inc.(a)	523,654
		2,250,571

Schedule of Investments

ICON Long/Short Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Managed Health Care 4.5%
16,800	Centene Corporation(a)	$476,280
6,500	CIGNA Corporation	530,205
7,300	UnitedHealth Group Incorporated	642,619
11,800	WellChoice Inc.(a)	630,120
		2,279,224
Total Health Care		4,529,795

Industrials 20.8%
Aerospace & Defense 2.9%
7,100	Curtiss-Wright Corporation	407,611
10,000	EDO Corporation	317,500
6,000	Lockheed Martin Corporation	333,300
7,100	Northrop Grumman Corporation	385,956
		1,444,367
Airlines 4.5%
45,400	Continental Airlines, Inc. - Class B(a)	614,716
42,600	Frontier Airlines, Inc.(a)	486,066
53,300	Northwest Airlines Corporation(a)	582,569
29,200	SkyWest, Inc.	585,752
		2,269,103
Building Products 4.6%
17,500	ElkCorp	598,850
22,000	Griffon Corporation(a)	594,000
16,400	Simpson Manufacturing Co., Inc.	572,360
13,100	Universal Forest Products, Inc.	568,540
		2,333,750
Commercial Printing 0.5%
6,700	John H. Harland Company	241,870

Construction & Engineering 1.9%
17,700	Granite Construction Incorporated	470,820
15,500	URS Corporation(a)	497,550
		968,370
Employment Services 0.3%
10,200	Labor Ready, Inc.(a)	172,584

Industrial Machinery 1.2%
7,800	The Manitowoc Company, Inc.	293,670
9,800	Watts Water Technologies, Inc.	315,952
		609,622

Schedule of Investments

ICON Long/Short Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Railroads 2.0%
10,600	Burlington Northern Santa Fe Corporation	$501,486
13,900	Norfolk Southern Corporation	503,041
		1,004,527
Trucking 2.9%
10,900	Arkansas Best Corporation	489,301
20,000	Knight Transportation, Inc.	496,000
9,000	Yellow Roadway Corporation(a)	501,390
		1,486,691
Total Industrials		10,530,884

Information Technology 12.4%
Communications Equipment 3.2%
27,600	NETGEAR, Inc.(a)	502,044
36,700	SpectraLink Corporation	520,406
28,000	UTStarcom, Inc.(a)	620,200
		1,642,650
Computer Hardware 1.0%
90,600	Sun Microsystems, Inc.(a)	487,428

Computer Storage & Peripherals 2.2%
25,000	Komag, Incorporated(a)	469,500
38,400	Overland Storage, Inc.(a)	640,896
		1,110,396
Internet Software & Services 3.1%
12,500	Digital River, Inc.(a)	520,125
18,200	j2 Global Communications, Inc.(a)	627,900
23,700	Sohu.com Inc.(a)	419,727
		1,567,752
Semiconductors 2.5%
12,900	Cree, Inc.(a)	517,032
9,400	International Rectifier Corporation(a)	418,958
48,000	White Electronic Designs Corporation(a)	303,840
		1,239,830
Technology Distributors 0.4%
12,300	Agilysys, Inc.	210,822
Total Information Technology		6,258,878

Schedule of Investments

ICON Long/Short Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Leisure & Consumer Staples 10.5%
Food Distributors 1.4%
15,500	Central European Distribution Corporation(a)	$457,870
34,300	Spartan Stores, Inc.(a)	228,095
		685,965
Movies & Entertainment 1.1%
19,800	The Walt Disney Company	550,440

Packaged Foods & Meats 2.2%
5,500	General Mills, Inc.	273,405
6,900	H.J. Heinz Company	269,031
7,500	Ralcorp Holdings, Inc.(a)	314,475
11,200	Sara Lee Corporation	270,368
		1,127,279
Photographic Products 0.7%
10,500	Eastman Kodak Company	338,625

Restaurants 2.9%
15,050	The Cheesecake Factory Incorporated(a)	488,674
12,000	Panera Bread Company - Class A(a)	483,840
15,800	Sonic Corp.(a)	481,900
		1,454,414
Tobacco 2.2%
10,100	Altria Group, Inc.	617,110
3,300	Reynolds American, Inc.	259,380
5,200	Universal Corporation	248,768
		1,125,258
Total Leisure & Consumer Staples		5,281,981

Materials 7.5%
Construction Materials 2.3%
5,700	Eagle Materials Inc.	492,195
7,600	Florida Rock Industries, Inc.	452,428
7,300	Headwaters Incorporated(a)	208,050
		1,152,673
Diversified Chemicals 1.6%
2,800	Eastman Chemical Company	161,644
3,400	FMC Corporation(a)	164,220
18,900	Hercules Incorporated(a)	280,665
13,200	Penford Corporation	207,636
		814,165

Schedule of Investments

ICON Long/Short Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Fertilizers & Agricultural Chemicals 0.4%
2,800	The Scotts Company(a)	$205,856

Metal & Glass Containers 1.8%
23,000	Owens-Illinois, Inc.(a)	520,950
15,900	Pactiv Corporation(a)	402,111
		923,061
Steel 1.4%
9,000	Steel Dynamics, Inc.	340,920
12,000	Steel Technologies Inc.	330,120
		671,040
Total Materials		3,766,795

Telecommunications & Utilities 1.8%
Electric Utilities 0.6%
29,800	Sierra Pacific Resources(a)	312,900

Multi-Utilities & Unregulated Power 1.2%
6,400	Constellation Energy Group	279,744
11,100	ONEOK, Inc.	315,462
		595,206
Total Telecommunications & Utilities		908,106
Total United States of America		43,832,691

American Depositary Receipt 5.7%
Brazil 0.6%
Materials 0.6%
Steel 0.6%
16,000	Companhia Siderurgica Nacional S.A.	305,920
Total Materials		305,920
Total Brazil		305,920

Cayman Islands 1.1%
Information Technology 1.1%
Internet Software & Services 1.1%
10,400	Netease.com Inc.(a)	549,432
Total Information Technology		549,432
Total Cayman Islands		549,432

Schedule of Investments

ICON Long/Short Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Israel 0.4%
Telecommunications & Utilities 0.4%
Wireless Telecommunication Services 0.4%
22,500	Partner Communications Company Ltd.(a)	$192,825
Total Telecommunications & Utilities		192,825
Total Israel		192,825

Mexico 1.9%
Materials 1.0%
Construction Materials 1.0%
14,005	Cemex S.A. de C.V.	510,062
Total Materials		510,062

Telecommunications & Utilities 0.9%
Wireless Telecommunication Services 0.9%
8,800	America Movil S.A. de C.V.	460,680
Total Telecommunications & Utilities		460,680
Total Mexico		970,742

Russia 0.5%
Telecommunications & Utilities 0.5%
Wireless Telecommunication Services 0.5%
1,700	Mobile Telesystems(a)	235,467
Total Telecommunications & Utilities		235,467
Total Russia		235,467

Switzerland 1.2%
Information Technology 1.2%
Computer Storage & Peripherals 1.2%
9,900	Logitech International S.A.(a)	601,425
Total Information Technology		601,425
Total Switzerland		601,425
Total American Depositary Receipt		2,855,811

Bahamas 0.8%
Energy 0.8%
Oil & Gas Refining, Marketing & Transportation 0.8%
9,500	Teekay Shipping Corporation	400,045
Total Energy		400,045
Total Bahamas		400,045

Schedule of Investments

ICON Long/Short Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Bermuda 1.3%
Financial 0.4%
Reinsurance 0.4%
4,000	RenaissanceRe Holdings Ltd.	$208,320
Total Financial		208,320

Information Technology 0.9%
Semiconductors 0.9%
13,200	Marvell Technology Group Ltd.(a)	468,204
Total Information Technology		468,204
Total Bermuda		676,524

Canada 1.0%
Industrials 1.0%
Railroads 1.0%
15,500	Canadian Pacific Railway Limited	533,355
Total Industrials		533,355
Total Canada		533,355

China 0.8%
Information Technology 0.8%
Semiconductors 0.8%
34,500	O2Micro International Limited(a)	394,680
Total Information Technology		394,680
Total China		394,680

Hong Kong 0.9%
Information Technology 0.9%
Internet Software & Services 0.9%
14,200	SINA Corp.(a)	455,252
Total Information Technology		455,252
Total Hong Kong		455,252

Scotland 0.7%
Energy 0.7%
Oil & Gas Refining, Marketing & Transportation 0.7%
20,500	Top Tankers, Inc.	333,125
Total Energy		333,125
Total Scotland		333,125
Total Common Stocks (Cost $43,207,425)		49,481,483

Schedule of Investments

ICON Long/Short Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value
Short-Term Investments 3.1%
Variable Rate Demand Note 3.1%
$1,542,797	American Family Demand Note, 2.0043%#	$1,542,797
Total Short-Term Investments (Cost $1,542,797)	1,542,797

Total Investments 101.1% (Cost $44,750,222)	51,024,280
Liabilities Less Other Assets (1.1%)	(532,292)
Net Assets 100.0%	$50,491,988

The accompanying notes are an integral part of the financial statements.
(a)	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

Schedule of Investments (continued)

ICON Long/Short Fund

Schedule of Short Securities December 31, 2004 (unaudited)

Short Securities	Shares	Market Value

Arch Coal, Inc.	8,400	$298,536
Massey Energy Company	10,800	377,460
Total Short Securities (Proceeds of $465,234)	19,200	$675,996

The accompanying notes are an integral part of the financial statements.

Schedule of Investments

ICON Asia-Pacific Region Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Common Stocks 98.6%

Australia 8.0%
Energy 2.1%
Integrated Oil & Gas 2.1%
35,000	Origin Energy Limited(a)	$189,686
Total Energy		189,686

Financial 4.6%
Diversified Banks 2.4%
3,700	Commonwealth Bank of Australia(a)	93,265
249	National Australia Bank Limited(a)	5,611
7,800	Westpac Banking Corporation(a)	118,689
		217,565
Other Diversified Financial Services 2.2%
15,000	Suncorp-Metway limited(a)	204,942
Total Financial		422,507

Industrials 1.3%
Airlines 1.3%
40,000	Qantas Airways Limited(a)	116,651
Total Industrials		116,651
Total Australia		728,844

China 4.0%
Industrials 2.5%
Airport Services 1.6%
348,000	Beijing Capital International Airport Company Limited(a)	148,025

Marine 0.9%
86,000	China Shipping Development Company Limited(a)	76,263
Total Industrials		224,288

Materials 1.5%
Diversified Metals & Mining 1.5%
239,000	Jiangxi Copper Company Ltd.(a)	135,930
Total Materials		135,930
Total China		360,218

Hong Kong 32.3%
Consumer Discretionary 6.5%
Apparel Retail 1.2%
18,000	Esprit Holdings Limited(a)	108,792

Schedule of Investments

ICON Asia-Pacific Region Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Distributors 1.8%
96,000	Li & Fung Limited(a)	$161,512

Household Appliances 2.0%
82,000	Techtronic Industries Company Limited(a)	178,720

Textiles 1.5%
146,000	Texwinca Holdings Limited(a)	137,979
Total Consumer Discretionary		587,003

Energy 1.9%
Oil & Gas Exploration & Production 1.9%
326,000	CNOOC Limited(a)	174,560
Total Energy		174,560

Financial 11.7%
Diversified Banks 1.2%
35,000	The Bank of East Asia, Ltd.(a)	108,742

Other Diversified Financial Services 2.0%
370,000	China Everbright Limited(a)	188,154

Real Estate Management & Development 6.2%
104,000	Sino Land Company Limited(a)	102,395
16,000	Sun Hung Kai Properties Limited(a)	160,134
23,000	Swire Pacific Limited - Class A(a)	192,746
30,000	The Wharf (Holdings) Limited(a)	104,848
		560,123
Specialized Finance 2.3%
78,000	Hong Kong Exchanges & Clearing Limited(a)	208,796
Total Financial		1,065,815

Industrials 3.9%
Industrial Conglomerates 1.1%
18,000	Citic Pacific Limited(a)	51,270
25,000	Shanghai Industrial Holdings Limited(a)	53,424
		104,694
Marine Ports & Services 2.8%
30,000	China Merchants Holdings International Company Limited(a)	56,574
94,000	Cosco Pacific Limited(a)	194,925
		251,499
Total Industrials		356,193

Schedule of Investments

ICON Asia-Pacific Region Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Leisure & Consumer Staples 5.3%
Hotels, Resorts & Cruise Lines 5.3%
434,000	China Travel International Investment Hong Kong Limited(a)	$139,759
224,000	The Hong Kong and Shanghai Hotels, Limited(a)	200,483
96,000	Shangri-La Asia Limited(a)	137,678
		477,920
Total Leisure & Consumer Staples		477,920

Telecommunications & Utilities 2.9%
Electric Utilities 1.8%
56,000	Cheung Kong Infrastructure Holdings Limited(a)	161,790

Wireless Telecommunication Services 1.1%
30,000	China Mobile (Hong Kong) Limited(a)	102,375
Total Telecommunications & Utilities		264,165
Total Hong Kong		2,925,656

Indonesia 2.4%
Financial 2.4%
Diversified Banks 2.4%
456,000	PT Bank Danamon Indonesia(a)	215,222
Total Financial		215,222
Total Indonesia		215,222

Japan 24.7%
Financial 6.1%
Consumer Finance 2.7%
1,600	AEON CREDIT SERVICE CO., LTD.(a)	119,232
900	ORIX Corporation(a)	123,175
		242,407
Diversified Banks 2.0%
25	Sumitomo Mitsui Financial Group, Inc.(a)	182,720

Regional Banks 1.4%
19,000	THE BANK OF FUKUOKA, LTD.(a)	125,577
Total Financial		550,704

Health Care 2.1%
Pharmaceuticals 2.1%
3,400	FUJISAWA PHARMACEUTICAL COMPANY LIMITED(a)	93,287
1,900	Takeda Pharmaceutical Company Limited(a)	95,934
		189,221
Total Health Care		189,221

Schedule of Investments

ICON Asia-Pacific Region Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Industrials 3.8%
Construction & Farm Machinery 1.3%
17,000	KOMATSU LTD.(a)	$119,269

Marine 0.5%
7,000	Kawasaki Kisen Kaisha, Ltd.(a)	44,954

Trading Companies & Distributors 2.0%
33,000	Marubeni Corporation	91,435
10,000	MITSUI & CO., LTD.(a)	90,059
		181,494
Total Industrials		345,717

Information Technology 5.7%
Electronic Equipment Manufacturers 3.0%
1,500	NIDEC CORPORATION(a)	183,658
21,000	Oki Electric Industry Company, Limited(a)	90,570
		274,228
Semiconductor Equipment 2.7%
1,400	ADVANTEST CORPORATION(a)	120,800
10,000	NIKON CORPORATION(a)	124,004
		244,804
Total Information Technology		519,032

Leisure & Consumer Staples 3.3%
Packaged Foods & Meats 1.8%
48,000	NIPPON SUISAN KAISHA, Ltd.(a)	160,985

Tobacco 1.5%
12	JAPAN TOBACCO INC.(a)	136,951
Total Leisure & Consumer Staples		297,936

Materials 2.4%
Steel 2.4%
34,000	NIPPON STEEL CORPORATION(a)	83,475
102,000	Sumitomo Metal Industries, Ltd.(a)	138,645
		222,120
Total Materials		222,120

Telecommunications & Utilities 1.3%
Electric Utilities 1.3%
5,800	Kyushu Electric Power Company, Incorporated(a)	117,350
Total Telecommunications & Utilities		117,350
Total Japan		2,242,080

Schedule of Investments

ICON Asia-Pacific Region Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Malaysia 3.4%
Leisure & Consumer Staples 1.5%
Agricultural Products 1.5%
78,000	PPB Group Berhad(a)(x)	$139,579
Total Leisure & Consumer Staples		139,579

Telecommunications & Utilities 1.9%
Integrated Telecommunication Services 1.9%
55,000	Telekom Malaysia Berhad(a)	167,929
Total Telecommunications & Utilities		167,929
Total Malaysia		307,508

New Zealand 1.4%
Telecommunications & Utilities 1.4%
Gas Utilities 1.4%
56,400	NGC Holdings Limited(a)	126,519
Total Telecommunications & Utilities		126,519
Total New Zealand		126,519

Singapore 5.3%
Consumer Discretionary 2.6%
Distributors 2.6%
36,000	Jardine Cycle & Carriage Limited(a)	233,728
Total Consumer Discretionary		233,728

Financial 1.2%
Diversified Banks 1.2%
12,679	United Overseas Bank Limited(a)	107,122
Total Financial		107,122

Health Care 0.9%
Health Care Facilities 0.9%
92,000	Parkway Holdings Limited(a)	84,598
Total Health Care		84,598

Industrials 0.6%
Industrial Conglomerates 0.6%
10,000	Keppel Corporation Limited(a)	52,710
Total Industrials		52,710
Total Singapore		478,158

Schedule of Investments

ICON Asia-Pacific Region Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

South Korea 17.2%
Consumer Discretionary 0.8%
Distributors 0.8%
4,000	Hyundai Department Store H&S Co., Ltd.(a)	$71,289
Total Consumer Discretionary		71,289

Financial 1.3%
Diversified Banks 1.3%
5,200	Shinhan Financial Group Co., Ltd.(a)	116,714
Total Financial		116,714

Health Care 1.0%
Pharmaceuticals 1.0%
1,050	Yuhan Corporation(a)(x)	88,244
Total Health Care		88,244

Industrials 7.6%
Construction & Engineering 3.3%
2,400	Daelim Industrial Co., Ltd.(a)	124,321
6,200	LG Engineering & Construction Corp.(a)	170,279
		294,600
Contstruction, Farm Machinery & Heavy Trucks 3.2%
5,700	Daewoo Shipbuilding & Marine Engineering Co., Ltd.(a)	84,509
30,000	Hanjin Heavy Industries & Construction Co. Ltd.(a)	207,805
		292,314
Marine 1.1%
2,357	Hanjin Shipping Co., Ltd.(a)	54,553
3,099	Hyundai Merchant Marine Co., Ltd.(a)	44,905
		99,458
Total Industrials		686,372

Leisure & Consumer Staples 1.0%
Tobacco 1.0%
3,000	KT&G Corporation(a)(x)	89,693
Total Leisure & Consumer Staples		89,693

Materials 3.0%
Diversified Metals & Mining 1.0%
3,200	Korea Zinc Co., Ltd.(a)	98,021

Steel 2.0%
1,000	POSCO(a)	179,961
Total Materials		277,982

Schedule of Investments

ICON Asia-Pacific Region Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

	Telecommucations & Utilities 2.5%
	Integrated Communication 1.2%
2,800	KT Corporation(a)	$112,314

	Wireless Telecommunication Services 1.3%
600	SK Telecom Co., Ltd.(a)	114,364
	Total Telecommucations & Utilities	226,678
	Total South Korea	1,556,972
	Total Common Stocks
	(Cost $7,652,811)	8,941,177

	Total Short-Term Investment (Cost $0)	$-
	Total Investments 98.6%
	(Cost $7,652,811)	8,941,177
	Other Assets Less Liabilities 1.4%	127,625
	Net Assets 100.0%	$9,068,802

	The accompanying notes are an integral part of the financial statements.

	(a)Non-income producing security
	(x)All securities were fair valued as of December 31, 2004 unless noted with an (x).
	Total value of securities fair valued was $8,623,661.

Schedule of Investments

ICON Europe Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Common and Preferred Stocks 97.6%
American Depository Receipt 0.6%
Russia 0.6%
Telecommunications & Utilities 0.6%
Wireless Telecommunication Services 0.6%
695	Mobile Telesystems(a)(x)	$96,264
Total Telecommunications & Utilities		96,264
Total Russia		96,264
Total American Depository Receipt		96,264

Austria 11.9%
Consumer Discretionary 0.9%
Tires & Rubber 0.9%
4,100	Semperit AG Holding(a)	127,970
Total Consumer Discretionary		127,970

Energy 1.5%
Intergrated Oil & Gas 1.5%
760	OMV AG(a)	228,452
Total Energy		228,452

Industrials 4.2%
Airport Services 1.1%
2,250	Flughafen Wien AG(a)	170,050

Building Products 0.9%
2,700	Wienerberger AG(a)	128,908

Environmental Services 1.1%
4,530	BWT AG(a)(x)	171,422

Industrial Machinery 1.1%
2,100	VA Technologie AG (a)	166,665
Total Industrials		637,045

Schedule of Investments

ICON Europe Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Materials 3.5%
Steel 3.5%
2,300	Boehler-Uddeholm AG(a)(x)	$290,681
3,100	voestalpine AG(a)	240,189
		530,870
Total Materials		530,870

Telecommunications & Utilities 1.8%
Electric Utilities 0.9%
600	Verbund AG(a)	133,431

Intergrated Telecommunication Services 0.9%
7,600	Telekom Austria AG(a)	144,090
Total Telecommunications & Utilities		277,521
Total Austria		1,801,858

Belgium 8.2%
Financial 3.1%
Diversified Banks 1.4%
2,700	KBC Bankverzekerings holding(a)	206,917

Other Diversified Financial Services 1.7%
9,300	Fortis(a)	256,940
Total Financial		463,857

Industrials 0.5%
Electrical Components & Equipment 0.5%
1,000	Bekaert NV(a)	79,787
Total Industrials		79,787

Leisure & Consumer Staples 1.0%
Food Retail 1.0%
900	Colruyt SA(a)	146,196
Total Leisure & Consumer Staples		146,196

Materials 2.9%
Commodity Chemicals 1.4%
1,900	Solvay SA(a)	209,093

Schedule of Investments

ICON Europe Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Diversified Metals & Mining 1.5%
2,500	Umicore(a)	$235,338
Total Materials		444,431

Telecommunications & Utilities 0.7%
Wireless Telecommunication Services 0.7%
1,135	Mobistar SA (a)	106,178
Total Telecommunications & Utilities		106,178
Total Belgium		1,240,449

Bermuda 0.0%
Energy 0.0%
Oil & Gas Refining, Marketing & Transportation 0.0%
413	Ship Finance International Limited(a)	7,507
Total Energy		7,507
Total Bermuda		7,507

Denmark 3.6%
Industrials 3.6%
Airport Services 1.5%
1,060	Kobenhavns Lufthavne A/S(a)	225,251

Trucking 2.1%
4,800	DSV A/S(a)	325,704
Total Industrials		550,955
Total Denmark		550,955

Finland 0.4%
Health Care 0.4%
Pharmaceuticals 0.4%
4,000	Orion Oyj(a)	64,533
Total Health Care		64,533
Total Finland		64,533

Schedule of Investments

ICON Europe Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

France 10.6%
Financial 2.1%
Diversified Banks 1.2%
1,820	Societe Generale(a)	$184,238

Life & Health Insurance 0.9%
2,000	CNP Assurances(a)	143,355
Total Financial		327,593

Industrials 4.1%
Airlines 0.9%
7,500	Air France - KLM(a)	142,994

Building Products 1.1%
2,780	Compagnie de Saint-Gobain(a)	167,477

Construction & Engineering 1.0%
1,100	Vinci SA(a)	147,865

Highways & Railtracks 1.1%
3,200	Autoroutes du Sud de la France(a)	160,972
Total Industrials		619,308

Leisure & Consumer Staples 1.5%
Movies & Entertainment 1.5%
7,097	Vivendi Universal SA (a)	226,795
Total Leisure & Consumer Staples		226,795

Materials 1.1%
Construction Materials 1.1%
1,940	Imerys SA(a)	162,792
Total Materials		162,792

Telecommunications & Utilities 1.8%
Multi-Utilities & Unregulated Power 0.9%
5,200	Suez SA(a)	138,668

Schedule of Investments

ICON Europe Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Wireless Telecommunication Services 0.9%
2,995	Bouygues SA(a)	$138,359
Total Telecommunications & Utilities		277,027
Total France		1,613,515

Germany 10.7%
Consumer Discretionary 0.8%
Tires & Rubber 0.8%
2,000	Continental AG(a)	127,196
Total Consumer Discretionary		127,196

Financial 0.6%
Multi-Line Insurance 0.6%
715	Allianz AG(a)	94,560
Total Financial		94,560

Health Care 3.0%
Health Care Distributors 1.6%
2,900	Celesio AG(a)	235,790

Pharmaceuticals 1.4%
2,900	Schering AG(a)	215,860
Total Health Care		451,650

Industrials 0.7%
Construction & Engineering 0.7%
3,000	Hochtief AG(a)	97,798
Total Industrials		97,798

Materials 2.5%
Diversified Chemicals 2.1%
3,100	BASF AG(a)	223,214
2,500	Bayer AG(a)	84,678
		307,892
Steel 0.4%
2,920	ThyssenKrupp AG(a)	64,317
Total Materials		372,209

Schedule of Investments

ICON Europe Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Telecommunications & Utilities 3.1%
Electric Utilities 0.9%
1,500	E.ON AG(a)	$136,591

Integrated Telecommunication Services 1.2%
8,200	Deutsche Telekom AG(a)	185,308

Multi-Utilities & Unregulated Power 1.0%
2,800	RWE AG(a)	154,613
Total Telecommunications & Utilities		476,512
Total Germany		1,619,925

Greece 4.4%
Energy 0.7%
Oil & Gas Refining, Marketing & Transportation 0.7%
9,210	Hellenic Petroleum S.A.(a)	99,849
Total Energy		99,849

Financial 2.6%
Diversified Banks 2.6%
4,900	Alpha Bank A.E.(a)	170,923
6,900	National Bank of Greece S.A.(a)	228,042
Total Financial		398,965

Materials 1.1%
Construction Materials 1.1%
5,400	Titan Cement Company(a)	160,003
Total Materials		160,003
Total Greece		658,817

Ireland 0.9%
Industrials 0.9%
Airlines 0.9%
19,400	Ryanair Holdings plc(a)	138,185
Total Industrials		138,185
Total Ireland		138,185

Schedule of Investments

ICON Europe Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Italy 6.1%
Energy 1.1%
Integrated Oil & Gas 1.1%
6,900	Eni S.p.A.(a)	$172,958
Total Energy		172,958

Financial 3.0%
Diversified Banks 2.0%
29,560	Banca Intesa S.p.A.(a)	142,039
11,339	SanPaolo IMI S.p.A.(a)	162,737
		304,776
Multi-Line Insurance 1.0%
6,300	Riunione Adriatica di Sicurta S.p.A.(a)	142,454
Total Financial		447,230

Leisure & Consumer Staples 0.9%
Broadcasting & Cable TV 0.9%
10,847	Mediaset S.p.A.(a)	137,329
Total Leisure & Consumer Staples		137,329

Materials 1.1%
Construction Materials 1.1%
11,720	Buzzi Unicem S.p.A.(a)	170,625
Total Materials		170,625
Total Italy		928,142

Luxembourg 0.8%
Materials 0.8%
Steel 0.8%
5,180	Arcelor(a)	119,446
Total Materials		119,446
Total Luxembourg		119,446

Netherlands 4.0%
Energy 2.0%
Integrated Oil & Gas 0.9%
2,300	Royal Dutch Petroleum Company(a)	132,007

Schedule of Investments

ICON Europe Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Oil & Gas Equipment & Services 1.1%
2,600	IHC Caland N.V.(a)	$164,735
Total Energy		296,742

Financial 1.1%
Other Divserified Financial Services 1.1%
5,600	ING Groep N.V.(a)	169,353
Total Financial		169,353

Industrials 0.9%
Employment Services 0.9%
3,700	Randstad Holding N.V.(a)	145,333
Total Industrials		145,333
Total Netherlands		611,428

Norway 5.8%
Energy 1.8%
Oil & Gas Exploration & Production 0.9%
1,650	Norsk Hydro ASA(a)	129,757

Oil & Gas Refining, Marketing & Transportation 0.9%
3,100	Frontline Limited(a)	136,914
Total Energy		266,671

Financial 2.0%
Divserified Banks 0.9%
14,500	DNB NOR ASA(a)	143,094

Multi-Line Insurance 1.1%
16,400	Storebrand ASA(a)	158,316
Total Financial		301,410

Information Technology 1.3%
Communications Equipment 1.3%
15,800	Tandberg ASA(a)	196,446
Total Information Technology		196,446

Schedule of Investments

ICON Europe Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Telecommunications & Utilities 0.7%
Integrated Telecommunication Services 0.7%
12,000	Telenor ASA(a)	$109,071
Total Telecommunications & Utilities		109,071
Total Norway		873,598

Portugal 1.9%
Leisure & Consumer Staples 1.1%
Food Retail 1.1%
12,715	Jeronimo Martins, SGPS, S.A. (a)	167,298
Total Leisure & Consumer Staples		167,298

Telecommunications & Utilities 0.8%
Integrated Telecommunication Services 0.8%
9,200	Portugal Telecom, SGPS, S.A.(a)	113,522
Total Telecommunications & Utilities		113,522
Total Portugal		280,820

Spain 5.7%
Consumer Discretionary 0.9%
Apparel Retail 0.9%
4,600	Industria de Diseno Textil, S.A.(a)	135,544
Total Consumer Discretionary		135,544

Financial 1.0%
Multi-Line Insurance 1.0%
10,000	Corporacion Mapfre S.A.(a)	147,266
Total Financial		147,266

Industrials 2.3%
Construction & Engineering 1.7%
6,700	Actividades de Construccion y Servicios, S.A.(a)	152,613
2,200	Fomento de Construcciones y Contratas S.A.(a)	105,722
		258,335
Highways & Railtracks 0.6%
4,300	Abertis Infraestructuras S.A.(a)	94,456
Total Industrials		352,791

Schedule of Investments

ICON Europe Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Leisure & Consumer Staples 1.5%
Tobacco 1.5%
4,900	Altadis, S.A.(a)	$223,970
Total Leisure & Consumer Staples		223,970
Total Spain		859,571

Sweden 0.9%
Financial 0.9%
Diversified Banks 0.9%
13,800	Nordea Bank AB(a)	139,115
Total Financial		139,115
Total Sweden		139,115

Switzerland 9.9%
Financial 3.2%
Diversified Capital Markets 2.2%
4,170	Credit Suisse Group(a)	175,299
1,904	UBS AG(a)	159,606
		334,905
Reinsurance 1.0%
2,100	Swiss Re(a)	149,419
Total Financial		484,324

Industrials 2.9%
Industrial Machinery 2.9%
535	Schindler Holding AG(a)	222,849
525	Sulzer AG(a)	208,277
		431,126
Total Industrials		431,126

Information Technology 2.9%
Communications Equipment 1.7%
15,938	Ascom Holding AG (a)	265,472

Computer Storage & Peripherals 1.2%
2,900	Logitech International S.A.(a)	176,330
Total Information Technology		441,802

Schedule of Investments

ICON Europe Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Materials 0.9%
Fertilizers & Agricultural Chemicals 0.9%
1,300	Syngenta AG(a)	$137,924
Total Materials		137,924
Total Switzerland		1,495,176

United Kingdom 11.2%
Consumer Discretionary 1.1%
Department Stores 1.1%
5,000	Next Plc(a)	158,172
Total Consumer Discretionary		158,172

Financial 1.9%
Consumer Finance 1.9%
20,200	Cattles plc(a)	142,154
11,500	Provident Financial plc(a)(x)	148,370
		290,524
Total Financial		290,524

Health Care 1.1%
Health Care Distributors 1.1%
11,900	Alliance Unichem plc(a)	171,996
Total Health Care		171,996

Industrials 2.8%
Aerospace & Defense 1.1%
34,010	Rolls-Royce Group plc(a)	160,755
1,081,518	Rolls-Royce Group plc - B Shares(a)(x)	1,973
		162,728
Airport Services 0.6%
8,800	BAA plc(a)	98,510

Trucking 1.1%
15,700	Arriva plc(a)	162,769
Total Industrials		424,007

Leisure & Consumer Staples 3.1%
Food Retail 1.0%
23,300	Tesco plc(a)	143,764

Schedule of Investments

ICON Europe Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Restaurants 1.2%
12,300	Enterprise Inns plc(a)	$187,171

Tobacco 0.9%
5,200	Imperial Tobacco Group plc(a)	142,389
Total Leisure & Consumer Staples		473,324

Materials 1.2%
Diversified Metals & Mining 1.2%
15,300	BHP Billiton Plc(a)	178,795
Total Materials		178,795
Total United Kingdom		1,696,818
Total Common Stocks (Cost $12,339,651)		14,796,122
Total Investments 97.6% (Cost $12,339,651)		14,796,122
Other Assets Less Liabilities 2.4%		356,742
Net Assets 100.0%		$15,152,864

(a)Non-income producing security
(x) All securities were fair valued as of December 31, 2004 unless noted with an (x).
Total value of securities fair valued was $14,215,324.

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Common Stocks 98.9%
American Depository Receipt 1.5%
Mexico 0.9%
Materials 0.9%
Construction Materials 0.9%
4,803	Cemex S.A. de C.V.(x)	$174,925
Total Materials		174,925
Total Mexico		174,925

Russia 0.6%
Telecommunications & Utilities 0.6%
Wireless Telecommunication Services 0.6%
800	Mobile Telesystems(a)(x)	110,808
Total Telecommunications & Utilities		110,808
Total Russia		110,808
Total American Depository Receipt		285,733

Australia 4.7%
Financial 1.2%
Other Diversified Financial Services 1.2%
16,200	Suncorp-Metway Limited(a)	221,337
Total Financial		221,337

Health Care 1.0%
Biotechnology 1.0%
7,600	CSL Limited(a)	174,548
Total Health Care		174,548

Industrials 1.8%
Airlines 1.0%
64,700	Qantas Airways Limited(a)	188,684

Highways & Railtacks 0.8%
58,500	Macquarie Infrastructure Group(a)	155,932
Total Industrials		344,616

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Leisure & Consumer Staples 0.7%
Agricultural Products 0.7%
74,550	Futuris Corporation Limited(a)(x)	$126,230
Total Leisure & Consumer Staples		126,230
Total Australia		866,731

Austria 7.8%
Energy 1.5%
Integrated Oil & Gas 1.5%
931	OMV AG(a)	279,854
Total Energy		279,854

Industrials 3.6%
Airport Services 1.2%
2,900	Flughafen Wien AG(a)	219,175

Building Products 1.2%
4,500	Wienerberger AG(a)	214,846

Industrial Machinery 1.2%
2,800	VA Technologie AG (a)	222,220
Total Industrials		656,241

Materials 1.7%
Steel 1.7%
2,490	Boehler-Uddeholm AG(a)(x)	314,694
Total Materials		314,694

Telecommunications & Utilities 1.0%
Integrated Telecommunication Services 1.0%
9,600	Telekom Austria AG(a)	182,009
Total Telecommunications & Utilities		182,009
Total Austria		1,432,798

Belgium 6.0%
Financial 2.3%
Diversified Banks 1.1%
2,765	KBC Bankverzekeringsholding(a)	211,898

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Other Diversified Financial Services 1.2%
7,900	Fortis(a)	$218,261
Total Financial		430,159

Materials 2.6%
Commodity Chemicals 1.0%
1,600	Solvay SA(a)	176,079

Diversified Metals & Mining 1.6%
3,200	Umicore(a)	301,233
Total Materials		477,312

Telecommunications & Utilities 1.1%
Wireless Telecommunication Services 1.1%
2,200	Mobistar SA(a)	205,808
Total Financial		205,808
Total Belgium		1,113,279

Canada 11.9%
Consumer Discretionary 3.8%
Apparel Retail 0.6%
4,900	Reitmans Ltd.(a)(x)	116,964

Distributors 1.0%
7,400	Uni-Select Inc.(x)	175,404

General Merchandise Stores 1.4%
5,500	Canadian Tire Corporation, Limited(x)	258,027

Home Improvement Retail 0.8%
4,500	RONA inc. (a)(x)	153,236
Total Consumer Discretionary		703,631

Energy 0.8%
Oil & Gas Drilling 0.8%
6,900	Ensign Resource Service Group, Inc.(x)	144,490
Total Energy		144,490

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Financial 1.8%
Diversified Banks 1.2%
6,400	Bank of Nova Scotia(a)(x)	$217,402

Other Diversified Financial Services 0.6%
2,900	Brascan Corporation(a)(x)	104,440
Total Financial		321,842

Leisure & Consumer Staples 2.8%
Food Distributors 0.7%
8,100	Van Houtte Inc.(a)(x)	138,927

Food Retail 1.3%
3,900	Loblaw Companies(a)(x)	234,426

Tobacco 0.8%
4,300	Rothmans, Inc.(a)(x)	143,196
Total Leisure & Consumer Staples		516,549

Materials 1.8%
Aluminum 0.7%
2,761	Alcan Inc.(x)	135,399

Steel 1.1%
5,148	Dofasco Inc.(x)	195,067
Total Materials		330,466

Telecommunications & Utilities 0.9%
Multi-Utilities & Unregulated Power 0.9%
3,500	ATCO Ltd.(x)	170,888
Total Telecommunications & Utilities		170,888
Total Canada		2,187,866

China 2.0%
Industrials 2.0%
Airport Services 0.7%
294,000	Beijing Capital International Airport Company Limited(a)	125,056

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Marine 1.3%
266,000	China Shipping Development Company Limited(a)	$235,882
Total Industrials		360,938
Total China		360,938

Denmark 3.9%
Financial 1.2%
Diversified Banks 1.2%
7,085	Danske Bank A/S(a)	217,222
Total Financial		217,222

Industrials 2.7%
Airport Services 1.3%
1,100	Kobenhavns Lufthavne A/S(a)	233,751

Trucking 1.4%
3,900	DSV A/S(a)	264,634
Total Industrials		498,385
Total Denmark		715,607

Finland 2.8%
Financial 0.7%
Multi-Line Insurance 0.7%
9,000	Sampo Oyj(a)	124,411
Total Financial		124,411

Health Care 0.8%
Pharmaceuticals 0.8%
9,200	Orion Oyj(a)	148,425
Total Health Care		148,425

Industrials 0.4%
Building Products 0.4%
4,150	Uponor Oyj(a)	77,310
Total Industrials		77,310

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Materials 0.9%
Diversified Metals & Mining 0.9%
9,300	Outokumpu Oyj(a)	$166,083
Total Leisure & Consumer Staples		166,083
Total Finland		516,229

France 4.7%
Energy 0.7%
Integrated Oil & Gas 0.7%
600	Total SA(a)	131,408
Total Energy		131,408

Industrials 1.9%
Building Products 1.0%
2,900	Compagnie de Saint-Gobain(a)	174,706

Highways & Railtracks 0.9%
3,400	Autoroutes du Sud de la France(a)	171,033
Total Industrials		345,739

Materials 1.1%
Construction Materials 1.1%
2,400	Imerys SA(a)	201,392
Total Materials		201,392

Telecommunications & Utilities 1.0%
Integrated Telecommunication Services 1.0%
5,700	France Telecom SA(a)	188,326
Total Telecommunications & Utilities		188,326
Total France		866,865

Germany 7.4%
Consumer Discretionary 2.7%
Apparel Accessories & Luxury Goods 1.0%
5,576	Hugo Boss AG(a)	183,386

Specialty Stores 0.7%
3,747	Douglas Holding AG(a)	133,039

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Tires & Rubber 1.0%
2,806	Continental AG(a)	$178,457
Total Consumer Discretionary		494,882

Health Care 2.0%
Health Care Distributors 1.2%
2,800	Celesio AG(a)	227,659

Pharmaceuticals 0.8%
2,100	Schering AG(a)	156,313
Total Health Care		383,972

Materials 0.8%
Steel 0.8%
6,500	ThyssenKrupp AG(a)	143,171
Total Materials		143,171

Telecommunications & Utilities 1.9%
Integrated Telecommunication Services 1.0%
8,000	Deutsche Telekom AG(a)	180,789

Multi-Utilities & Unregulated Power 0.9%
3,000	RWE AG(a)	165,657
Total Telecommunications & Utilities		346,446
Total Germany		1,368,471

Hong Kong 7.5%
Consumer Discretionary 1.7%
Apparel Retail 0.7%
23,000	Esprit Holdings Limited(a)	139,012

Distributors 1.0%
116,000	China Resources Enterprise Limited(a)	181,374
Total Consumer Discretionary		320,386

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Financial 2.0%
Real Estate Management & Development 2.0%
182,000	Sino Land Company Limited(a)	$179,191
21,000	Swire Pacific Limited(a)	175,986
		355,177
Total Financial		355,177

Leisure & Consumer Staples 1.7%
Hotels, Resorts & Cruise Lines 1.7%
422,000	China Travel International Investment Hong Kong Limited(a)	135,895
130,000	Shangri-La Asia Limited(a)	186,439
		322,334
Total Leisure & Consumer Staples		322,334

Telecommunications & Utilities 2.1%
Electric Utilities 1.1%
74,000	Cheung Kong Infrastructure Holdings Limited(a)	213,794

Wireless Telecommunication Services 1.0%
52,000	China Mobile Limited(a)	177,450
Total Telecommunications & Utilities		391,244
Total Hong Kong		1,389,141

Ireland 1.0%
Industrials 1.0%
Airlines 1.0%
25,800	Ryanair Holdings plc(a)	183,771
Total Industrials		183,771
Total Ireland		183,771

Italy 0.8%
Financial 0.8%
Multi-Line Insurance 0.8%
6,100	Riunione Adriatica di Sicurta S.p.A(a)	137,931
Total Industrials		137,931
Total Italy		137,931

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Japan 5.7%
Consumer Discretionary 0.7%
Homebuilding 0.7%
2,700	DAITO TRUST CONSTRUCTION CO., LTD.(a)	$128,334
Total Consumer Discretionary		128,334

Financial 1.7%
Consumer Finance 0.7%
1,000	ORIX Corporation(a)	136,862

Regional Banks 1.0%
27,000	THE BANK OF FUKUOKA, LTD.(a)	178,451
Total Financial		315,313

Health Care 0.7%
Pharmaceuticals 0.7%
2,700	Takeda Pharmaceutical Company Limited(a)	136,327
Total Health Care		136,327

Industrials 2.6%
Marine 1.1%
30,000	Kawasaki Kisen Kaisha, Ltd.(a)	192,659

Trading Companies & Distributors 1.5%
13,000	MITSUI & CO., LTD.(a)	117,076
19,000	SUMITOMO CORPORATION(a)	164,314
		281,390
Total Industrials		474,049
Total Japan		1,054,023

Mexico 1.1%
Leisure & Consumer Staples 0.9%
Soft Drinks 0.9%
33,000	Fomento Economico Mexicano, S.A. de C.V.(a)(x)	173,215
Total Leisure & Consumer Staples		173,215

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Materials 0.2%
Steel 0.2%
10,197	Hylsamex, S.A. de C.V. (a)(x)	$30,480
Total Materials		30,480
Total Mexico		203,695

Netherlands 5.2%
Energy 1.9%
Integrated Oil & Gas 0.9%
2,900	Royal Dutch Petroleum Company(a)	166,444

Oil & Gas Equipment & Services 1.0%
2,800	IHC Caland N.V.(a)	177,407
Total Energy		343,851

Financial 1.8%
Other Diversified Financial Services 0.8%
5,000	ING Groep N.V.(a)	151,208

Real Estate Investment Trusts 1.0%
3,200	Corio N.V.(a)	187,208
Total Financial		338,416

Materials 1.5%
Diversified Chemicals 0.8%
3,355	Akzo Nobel N.V.(a)	142,915

Specialty Chemicals 0.7%
2,140	DSM NV(a)	138,392
Total Materials		281,307
Total Netherlands		963,574

Norway 0.8%
Financial 0.8%
Multi-Line Insurance 0.8%
15,800	Storebrand ASA(a)	152,524
Total Financial		152,524
Total Norway		152,524

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Spain 5.3%
Energy 0.7%
Integrated Oil & Gas 0.7%
5,230	Repsol YPF, S.A.(a)	$136,044
Total Energy		136,044

Financial 1.5%
Diversified Banks 0.8%
11,000	Banco Santander Central Hispano SA(a)	136,403

Multi-Line Insurance 0.7%
9,000	Corporacion Mapfre S.A.(a)	132,540
Total Financial		268,943

Leisure & Consumer Staples 1.1%
Tobacco 1.1%
4,600	Altadis, S.A.(a)	210,257
Total Leisure & Consumer Staples		210,257

Telecommunications & Utilities 2.0%
Electric Utilities 1.2%
8,500	Union Fenosa, S.A.(a)	223,030

Water Utilities 0.8%
7,000	Sociedad General de Aquas de Barcelona, S.A.(a)	145,909
Total Telecommunications & Utilities		368,939
Total Spain		984,183

Sweden 2.1%
Financial 1.3%
Diversified Banks 1.3%
22,900	Nordea Bank AB(a)	230,851
Total Financial		230,851

Industrials 0.8%
Construction, Farm Machinery & Heavy Trucks 0.8%
3,907	Volvo AB(a)	154,691
Total Industrials		154,691
Total Sweden		385,542

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Switzerland 6.4%
Financial 1.9%
Diversified Capital Markets 1.9%
4,300	Credit Suisse Group(a)	$180,763
2,100	UBS AG(a)	176,036
		356,799
Total Financial		356,799

Industrials 0.7%
Industrial Machinery 0.7%
500	Georg Fischer AG (a)	129,180
Total Industrials		129,180

Information Technology 2.1%
Communications Equipment 1.1%
12,000	Ascom Holding AG(a)	199,879

Computer Storage & Peripherals 1.0%
3,100	Logitech International S.A.(a)	188,491
Total Information Technology		388,370

Materials 1.7%
Fertilizers & Agricultural Chemicals 1.0%
1,700	Syngenta AG(a)	180,363

Specialty Chemicals 0.7%
200	Givaudan SA(a)	131,311
Total Materials		311,674
Total Switzerland		1,186,023

United Kingdom 10.3%
Consumer Discretionary 1.3%
Department Stores 0.9%
5,300	Next Plc(a)	167,662

Homebuilding 0.4%
5,000	The Berkeley Group plc(a)(x)	77,660
Total Consumer Discretionary		245,322

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Financial 2.6%
Consumer Finance 1.0%
14,200	Provident Financial plc(a)(x)	$183,205

Diversified Banks 0.8%
12,293	Barclays PLC(a)	138,651

Life & Health Insurance 0.8%
71,980	Legal & General Group plc(a)	151,663
Total Financial		473,519

Industrials 2.3%
Building Products 1.3%
20,500	BHP Billiton Plc(a)	239,562

Industrial Conglomerates 1.0%
11,800	Smiths Group plc(a)	185,893
Total Industrials		425,455

Leisure & Consumer Staples 1.0%
Restaurants 1.0%
14,200	Punch Taverns plc(a)	188,015
Total Leisure & Consumer Staples		188,015

Materials 2.3%
Construction Materials 1.0%
20,328	BPB PLC(a)	184,728
Total Materials		184,728

Telecommunications & Utilities 2.1%
Electric Utilities 0.8%
20,100	Scottish Power plc(a)	155,426

Schedule of Investments

ICON International Equity Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount	Market Value

Water Utilities 1.3%
14,061	AWG plc(a)	$221,217
4,668,252	AWG plc - Redemption Shares(a)(x)	8,344
		229,561
Total Telecommunications & Utilities		384,987
Total United Kingdom		1,902,026
Total Common Stocks
	(Cost $15,311,002)	18,256,950
Total Investments 98.9%
	(Cost $15,311,002)	18,256,950
Other Assets Less Liabilities 1.1%		211,417
Net Assets 100.0%		$18,468,367

The accompanying notes are an integral part of the financial statements.
(a) Non-income producing security
(x) All securities were fair valued as of December 31, 2004 unless noted with an (x).
Total value of securities fair valued was $14,947,093.

Schedule of Investments

ICON Industrials Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount		Market Value

Common Stocks 99.5%
United States of America 93.8%
Industrials 93.8%
Aerospace & Defense 14.2%
17,000	Alliant Techsystem, Inc.(a)	$1,111,460
75,300	Armor Holdings, Inc.(a)	3,540,606
30,700	Ceradyne, Inc.(a)	1,756,347
52,800	Curtiss-Wright Corporation	3,031,248
93,400	EDO Corporation	2,965,450
22,900	General Dynamics Corporation	2,395,340
121,900	Goodrich Corporation	3,978,816
71,600	L-3 Communications Holdings, Inc.	5,243,984
71,700	Lockheed Martin Corporation	3,982,935
76,400	Northrop Grumman Corporation	4,153,104
		32,159,290
Airlines 1.7%
134,100	Frontier Airlines, Inc.(a)	1,530,081
114,300	SkyWest, Inc.	2,292,858
		3,822,939
Building Products 12.7%
42,600	American Standard Companies Inc.(a)	1,760,232
50,000	American Woodmark Corporation	2,184,000
84,500	Apogee Enterprises, Inc.	1,133,145
110,200	ElkCorp	3,771,044
143,600	Griffon Corporation(a)	3,877,200
123,400	Masco Corporation	4,507,802
109,100	NCI Building Systems, Inc.(a)	4,091,250
145,800	Simpson Manufacturing Co., Inc.	5,088,420
47,000	Trex Company, Inc.(a)	2,464,680
		28,877,773
Commercial Printing 0.4%
27,500	John H. Harland Company	992,750

Construction & Engineering 4.0%
51,000	Fluor Corporation	2,780,010
20,500	Granite Construction Incorporated	545,300
109,000	Insituform Technologies, Inc.(a)	2,471,030
154,400	The Shaw Group Inc.(a)	2,756,040
18,300	URS Corporation(a)	587,430
		9,139,810
Construction, Farm Machinery & Heavy Trucks 6.1%
14,000	Caterpillar Inc.	$1,365,140
38,300	Lindsay Manufacturing Co.	991,204
55,300	Oshkosh Truck Corporation	3,781,414
109,000	Terex Corporation(a)	5,193,850
30,500	The Toro Company	2,481,175
		13,812,783
Diversified Commercial Services 6.0%
42,600	Bright Horizons Family Solutions, Inc.(a)	2,758,776
32,200	ChoicePoint Inc.(a)	1,480,878
66,000	Coinstar, Inc.(a)	1,770,780
42,400	Equifax Inc.	1,191,440
26,200	Portfolio Recovery Associates, Inc.(a)	1,079,964
137,300	Rollins, Inc.	3,613,736
48,700	West Corporation(a)	1,612,457
		13,508,031
Electrical Components & Equipment 3.7%
79,000	AMETEK, Inc.	2,817,930
43,000	Acuity Brands, Inc.	1,367,400
34,800	Cooper Industries, Ltd. - Class A	2,362,572
21,300	Hubbell Incorporated	1,113,990
27,700	Regal-Beloit Corporation	792,220
		8,454,112
Employment Services 5.4%
89,200	Administaff, Inc.(a)	1,124,812
338,200	Labor Ready, Inc.(a)	5,722,344
200,000	On Assignment, Inc.(a)	1,038,000
42,300	Resources Connection, Inc.(a)	2,297,313
139,000	Spherion Corporation(a)	1,167,600
33,500	Volt Information Sciences, Inc.(a)	984,565
		12,334,634
Environmental Services 1.8%
21,800	Stericycle, Inc.(a)	1,001,710
88,800	Waste Connections, Inc.(a)	3,041,400
		4,043,110
Industrial Conglomerates 1.4%
44,200	Textron Inc.	3,261,960

Industrial Machinery 14.7%
23,600	Actuant Corporation(a)	1,230,740
61,600	Albany International Corp. - Class A	2,165,856
56,600	Briggs & Stratton Corporation	2,353,428
20,400	Eaton Corporation	1,476,144
140,500	Flowserve Corporation(a)	3,869,370
31,400	Harsco Corporation	1,750,236
49,000	Ingersoll-Rand Company - Class A	3,934,700
109,500	Kaydon Corporation	3,615,690
134,900	The Manitowoc Company, Inc.	5,078,985
106,500	Reliance Steel & Aluminum Co.	4,149,240
22,300	Robbins & Myers, Inc.	531,409
91,600	Stewart & Stevenson Services, Inc.	1,853,068
38,700	Watts Water Technologies, Inc. - Class A	1,247,688
		33,256,554
Marine 1.1%
27,400	Alexander & Baldwin, Inc.	$1,162,308
28,000	Kirby Corporation(a)	1,242,640
		2,404,948
Office Services & Supplies 2.1%
35,000	Brady Corporation	2,189,950
55,500	United Stationers Inc.(a)	2,564,100
		4,754,050
Railroads 8.3%
82,400	Burlington Northern Santa Fe Corporation	3,898,344
93,200	CSX Corporation	3,735,456
111,000	Genesee & Wyoming Inc.(a)	3,122,430
151,100	Norfolk Southern Corporation	5,468,309
193,000	RailAmerica, Inc.(a)	2,518,650
		18,743,189
Trucking 10.2%
81,400	Arkansas Best Corporation	3,654,046
138,300	Knight Transportation, Inc.	3,429,840
91,325	Old Dominion Freight Line, Inc.(a)	3,178,110
142,300	Swift Transportation Co., Inc.(a)	3,056,604
75,400	USF Corporation	2,861,430
127,650	Werner Enterprises, Inc.	2,889,996
73,600	Yellow Roadway Corporation(a)	4,100,256
		23,170,282
Total Industrials		212,736,215
Total United States of America		212,736,215

American Depositary Receipt 2.4%
Brazil 1.3%
Industrials 1.3%
Aerospace & Defense 1.3%
86,700	Empresa Brasileira de Aeronautica S.A.(a)	2,899,248
Total Industrials		2,899,248
Total Brazil		2,899,248

Netherlands 1.1%
Industrials 1.1%
Construction & Engineering 1.1%
61,000	Chicago Bridge & Iron Company N.V.	2,440,000
Total Industrials		2,440,000
Total Netherlands		2,440,000
Total American Depositary Receipt		5,339,248

Canada 3.3%
Industrials 3.3%
Railroads 3.3%
65,100	Canadian National Railway Company	3,987,375
103,700	Canadian Pacific Railway Limited	3,568,317
Total Industrials		7,555,692
Total Canada		7,555,692
Total Common Stocks (Cost $162,369,224)		225,631,155

Short-Term Investments 0.4%
Variable Rate Demand Note 0.4%
$ 1,005,365	American Family Demand Note, 2.0043%#	$1,005,365
Total Short-Term Investments (Cost $1,005,365)		1,005,365
Total Investments 99.9%
		226,636,520
Other Assets Less Liabilities 0.1%		209,574
Net Assets 100.0%		$226,846,094

The accompanying notes are an integral part of the financial statements.
(a)	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

Schedule of Investments

ICON Information Technology Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount		Market Value

Common Stocks 100.5%
United States of America 93.0%
Consumer Discretionary 2.4%
Catalog Retail 0.7%
115,000	Insight Enterprises, Inc.(a)	$2,359,800

Computer & Electronics Retail 1.7%
103,900	Best Buy Co., Inc.	6,173,738
Total Consumer Discretionary		8,533,538

Industrials 0.9%
Aerospace & Defense 0.9%
93,500	ARGON ST, Inc.(a)	3,314,575
Total Industrials		3,314,575

Information Technology 89.7%
Application Software 7.2%
173,500	Altiris, Inc.(a)	6,147,105
128,400	Intuit, Inc.(a)	5,650,884
232,200	Sonic Solutions(a)	5,210,568
95,500	SS&C Technologies, Inc.	1,972,075
171,300	Verint Systems, Inc.(a)	6,223,329
		25,203,961
Communications Equipment 7.2%
148,500	Belden CDT, Inc.	3,445,200
138,400	Comtech Telecommunications Corp.(a)	5,205,224
195,900	NETGEAR, Inc.(a)	3,563,421
140,400	SafeNet, Inc.(a)	5,158,296
173,700	SpectraLink Corporation	2,463,066
205,100	Tellabs, Inc.(a)	1,761,809
163,500	UTStarcom, Inc.(a)	3,621,525
		25,218,541
Computer Hardware 7.4%
138,400	Dell, Inc.(a)	5,832,176
81,100	Diebold, Incorporated	4,519,703
54,300	International Business Machines Corporation	5,352,894
219,800	Stratasys, Inc.(a)	7,376,488
530,200	Sun Microsystems, Inc.(a)	2,852,476
		25,933,737
Computer Storage & Peripherals 8.6%
95,100	Avid Technology, Inc.(a)	$5,872,425
482,000	EMC Corporation(a)	7,167,340
145,200	Komag, Incorporated(a)	2,726,856
346,900	Overland Storage, Inc.(a)	5,789,761
196,800	SanDisk Corporation(a)	4,914,096
123,500	Synaptics Incorporated(a)	3,776,630
		30,247,108
Data Processing & Outsourced Services 6.2%
111,700	Affiliated Computer Services, Inc.(a)	6,723,223
131,600	Computer Sciences Corporation(a)	7,418,292
112,400	eFunds Corporation(a)	2,698,724
41,200	First Data Corporation	1,752,648
83,300	Fiserv, Inc.(a)	3,347,827
		21,940,714
Electronic Equipment Manufacturers 6.1%
228,700	Amphenol Corporation(a)	8,402,438
136,600	Mettler-Toledo International, Inc.(a)	7,008,946
276,100	Paxar Corporation(a)	6,121,137
		21,532,521
Electronic Manufacturing Services 3.3%
196,700	Jabail Circuit, Inc.(a)	5,031,586
196,000	Benchmark Electronics, Inc.(a)	6,683,600
		11,715,186
Internet Software & Services 8.9%
85,000	Ask Jeeves, Inc.(a)	2,273,750
199,700	Digital Insight Corporation(a)	3,674,480
164,500	Digital River, Inc.(a)	6,844,845
136,100	FindWhat.com(a)	2,413,053
74,700	InfoSpace, Inc.(a)	3,551,985
216,800	j2 Global Communications, Inc.(a)	7,479,600
214,800	WebEx Communications, Inc.(a)	5,107,944
		31,345,657
IT Consulting & Other Services 9.2%
182,200	Anteon International Corporation(a)	7,626,892
128,100	CACI International, Inc.(a)	8,727,453
178,300	Cognizant Technology Solutions Corporation(a)	7,547,439
147,400	Perot Systems Corporation(a)	2,362,822
92,800	SRA International, Inc.- Class A(a)	5,957,760
		32,222,366
Office Electronics 2.1%
428,000	Xerox Corporation(a)	7,280,280

Semiconductor Equipment 4.9%
137,900	Cabot Microelectronics Corporation(a)	5,522,895
136,500	KLA-Tencor Corp.(a)	6,358,170
105,900	Lam Research Corp.(a)	3,061,569
65,600	Varian Semiconductor Equipment Associates Inc.(a)	2,417,360
		17,359,994
Semiconductors 8.8%
185,800	Cree, Inc.(a)	7,446,864
140,500	International Rectifier Corporation(a)	6,262,085
167,700	Microchip Technology Incorporated	4,470,882
244,400	OmniVision Technologies, Inc.(a)	4,484,740
335,800	Texas Instruments Incorporated	8,267,396
		30,931,967
Technology Distributors 9.8%
237,200	Agilysys, Inc.	$4,065,608
163,800	Anixter International, Inc.(a)	5,895,162
201,200	Global Imaging Systems, Inc.(a)	7,947,400
446,900	Ingram Micro, Inc.(a)	9,295,520
163,200	Tech Data Corporation(a)	7,409,280
		34,612,970
Total Information Technology		315,545,002
Total United States of America		327,393,115

American Depositary Receipt 3.4%
Finland 2.2%
Information Technology 2.2%
Communications Equipment 2.2%
504,100	Nokia Oyj	7,899,247
Total Information Technology		7,899,247
Total Finland

Mexico 1.2%
Information Technology 1.2%
Telecommunication & Utilities 1.2%
Wireless Telecommunication Services 1.2%
82,200	America Movil S.A. de C.V.	4,303,170
Total Telecommunication & Utilities		4,303,170
Total Mexico		4,303,170
Total American Depositary Receipt		12,202,417

Bermuda 1.7%
Information Technology 1.7%
Semiconductors 1.7%
167,200	Marvell Technology Group Ltd.(a)	5,930,584
Total Information Technology		5,930,584
Total Bermuda		5,930,584

Canada 1.5%
Information Technology 1.5%
Semiconductors 1.5%
265,300	ATI Technologies, Inc.(a)	5,144,167
Total Information Technology		5,144,167
Total Canada		5,144,167

China 0.9%
Information Technology 0.9%
Semiconductors 0.9%
272,200	O2Micro International Limited(a)	3,113,968
Total Information Technology		3,113,968
Total China		3,113,968

Total Common Stock (Cost $291,499,221)		353,784,251

Short-Term Investments 0.0%
Variable Rate Demand Note 0.0%
$389	American Family Demand Note, 2.0043%#	$389
Variable Rate Demand Note
Total Short-Term Investment (Cost $389)		389
Total Investments 100.5%
		353,784,640
Liabilities Less Other Assets (0.5%)		(1,706,527)
Net Assets 100.0%		$352,078,113

The accompanying notes are an integral part of the financial statements.
(a)	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

Schedule of Investments

ICON Leisure and Consumer Staples Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount			Market Value

Common Stocks 100.3%
United States of America 97.7%
Consumer Discretionary 8.1%
Computer & Electronics Retail 6.2%
27,000	Best Buy Co., Inc.	$	$ 1,604,340
23,800	Electronics Boutique Holdings Corp.(a)		1,021,972
59,000	GameStop Corporation(a)		1,319,240
			3,945,552
Specialty Stores 1.9%
100,300	Trans World Entertainment Corporation(a)		1,250,741
Total Consumer Discretionary			5,196,293

Industrials 1.7%
Airlines 1.7%
53,700	SkyWest, Inc.		1,077,222
Total Industrials			1,077,222

Information Technology 1.9%
Home Entertainment Software 1.9%
18,900	Take-Two Interactive Software, Inc.(a)		657,531
23,600	THQ Inc.(a)		541,384
			1,198,915
Total Information Technology			1,198,915

Leisure and Consumer Staples 86.0%
Agricultural Products 3.1%
36,600	Corn Products International, Inc.		1,960,296

Casinos & Gaming 6.0%
24,200	Harrah's Entertainment, Inc.		1,618,738
47,100	Shuffle Master, Inc.(a)		2,218,410
			3,837,148
Distillers & Vinters 2.5%
35,100	Constellation Brands, Inc. - Class A(a)		1,632,501

Drug Retail 5.7%
38,600	CVS Corporation		1,739,702
68,700	Longs Drug Stores Corporation		1,894,059
			3,633,761
Food Distributors 6.5%
60,400	Nash Finch Company	$	$ 2,280,704
64,200	Spartan Stores, Inc.(a)		426,930
47,500	United Natural Foods, Inc.(a)		1,477,250
			4,184,884
Hotels, Resorts & Cruise Lines 4.8%
12,200	Carnival Corporation		703,086
17,400	Marriott International, Inc. - Class A		1,095,852
23,700	Royal Caribbean Cruises Ltd.		1,290,228
			3,089,166
Household Products 2.9%
37,800	Energizer Holdings, Inc.(a)		1,878,282

Hypermarkets & Super Centers 3.2%
69,700	BJ's Wholesale Club, Inc.(a)		2,030,361

Leisure Facilities 1.2%
19,200	Speedway Motorsports, Inc.		752,256

Leisure Products 7.6%
24,000	Arctic Cat, Inc.		636,480
41,900	Brunswick Corporation		2,074,050
49,100	JAKKS Pacific, Inc.(a)		1,085,601
67,300	K2 Inc.(a)		1,068,724
			4,864,855
Movies & Entertainment 8.1%
35,800	4Kids Entertainment, Inc.(a)		752,516
49,600	Fox Entertainment Group, Inc. - Class A(a)		1,550,496
148,200	Image Entertainment, Inc.(a)		880,308
71,400	The Walt Disney Company		1,984,920
			5,168,240
Packaged Foods & Meats 6.0%
43,400	J & J Snack Foods Corp.(a)		2,127,902
40,300	Ralcorp Holdings, Inc.(a)		1,689,779
			3,817,681
Photographic Products 2.8%
56,000	Eastman Kodak Company		1,806,000

Restaurants 21.3%
32,300	Buffalo Wild Wings Inc.(a)		1,124,363
47,600	CEC Entertainment, Inc.(a)		1,902,572
54,400	Darden Restaurants, Inc.		1,509,056
55,100	Jack in the Box, Inc.(a)		2,031,537
113,600	Luby's, Inc.(a)		852,000
63,500	McDonald's Corporation		2,035,810
32,700	Panera Bread Company - Class A(a)		1,318,464
16,100	Red Robin Gourmet Burgers, Inc.(a)		860,867
66,800	Sonic Corp.(a)		2,037,400
			13,672,069
Tobacco 4.3%
24,700	Altria Group, Inc.		1,509,170
16,100	Reynolds American, Inc.		1,265,460
			2,774,630
Total Leisure & Consumer Staples			55,102,130
Total United States of America			62,574,560

Canada 2.6%
Information Technology 1.6%
Semiconductors 1.6%
51,200	ATI Technologies Inc.(a)		$992,768
Total Information Technology			992,768

Leisure and Consumer Staples 1.0%
Publishing 1.0%
18,800	The Thomson Corporation		663,452
Total Leisure and Consumer Staples			663,452
Total Canada			1,656,220
Total Common Stock (Cost $47,976,616)			64,230,780

Short-Term Investments 0.0%
Variable Rate Demand Note 0.0%
$ 140	American Family Demand Note, 2.0043%#		140
Total Variable Rate Demand Note			140
Total Short-Term Investments (Cost $140)			140

Total Investments 100.3%
	(Cost $47,976,756)		64,230,920
Liabilities Less Other Assets (0.3%)			(167,164)
Net Assets 100.0%		$	$ 64,063,756

The accompanying notes are an integral part of the financial statements.
(a)	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

Schedule of Investments

ICON Materials Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount		Market Value

Common Stocks 98.5%
United States of America 84.7%
Industrials 1.7%
Trading Companies & Distributors 1.7%
64,600	Hughes Supply, Inc.	$2,089,810
Total Industrials		2,089,810

Materials 83.0%
Aluminum 3.8%
72,600	Alcoa, Inc.	2,281,092
137,949	Aleris International Inc.(a)	2,334,097
		4,615,189
Commodity Chemicals 2.7%
310,700	Wellman, Inc.	3,321,383

Construction Materials 13.4%
41,600	Eagle Materials, Inc.	3,592,160
51,675	Florida Rock Industries, Inc.	3,076,213
85,700	Headwaters Incorporated(a)	2,442,450
50,700	Lafarge North America Inc.	2,601,924
51,900	Martin Marietta Materials, Inc.	2,784,954
28,200	Texas Industries, Inc.	1,759,116
		16,256,817
Diversified Chemicals 12.2%
70,000	E.I. du Pont de Nemours and Company	3,433,500
53,300	Eastman Chemical Company	3,077,009
49,900	Engelhard Corporation	1,530,433
31,000	FMC Corporation(a)	1,497,300
150,500	Hercules Incorporated(a)	2,234,925
44,800	PPG Industries, Inc.	3,053,568
		14,826,735
Diversified Metals & Mining 2.1%
30,200	Freeport-McMoRan Copper & Gold, Inc.	1,154,546
66,200	RTI International Metals, Inc.(a)	1,359,748
		2,514,294
Fertilzers & Agricultural Chemicals 2.2%
36,000	The Scotts Company(a)	2,646,720

Industrial Gasses 1.6%
33,800	Air Products and Chemicals, Inc.	1,959,386

Metal & Glass Containers 6.2%
145,200	Owens-Illinois, Inc.(a)	$3,288,780
43,000	Pactiv Corp.(a)	1,087,470
51,300	Silgan Holdings, Inc.	3,127,248
		7,503,498
Paper Packaging 4.5%
184,900	Caraustar Industries, Inc.(a)	3,110,018
77,500	Sonoco Products Company	2,297,875
		5,407,893
Paper Products 3.8%
94,400	Buckeye Technologies, Inc.(a)	1,228,144
114,700	Glatfelter	1,752,616
48,500	Schweitzer-Mauduit International, Inc.	1,646,575
		4,627,335
Specialty Chemicals 14.4%
77,600	Albemarle Corporation	3,003,896
58,100	Cambrex Corporation	1,574,510
107,000	Crompton Corporation	1,262,600
55,300	Cytec Industries, Inc.	2,843,526
71,600	Great Lakes Chemical Corporation	2,039,884
31,500	Lubrizol Corp.	1,161,090
42,500	MacDermid, Incorporated	1,534,250
30,700	Rohm and Haas Company	1,357,861
139,300	RPM International, Inc.	2,738,638
		17,516,255
Steel 16.1%
235,300	AK Steel Holding Corporation(a)	3,404,791
94,300	A.M. Castle & Co.(a)	1,125,942
211,400	NN, Inc.	2,792,594
56,000	Nucor Corporation	2,931,040
47,300	Quanex Corporation	3,243,361
77,000	Steel Dynamics, Inc.	2,916,760
115,800	Steel Technologies, Inc.	3,185,658
		19,600,146
Total Materials		100,795,651
Total United States		102,885,461

American Depositary Receipt 5.7%
Brazil 2.1%
Diversified Metals & Mining 1.2%
49,500	Companhia Vale do Rio Doce	1,435,995

Paper Products 0.9%
30,500	Aracruz Celulose S.A.	1,149,850
Total Materials		2,585,845
Total Brazil		2,585,845

Ireland 1.6%
Materials 1.6%
Construction Materials 1.6%
72,500	CRH plc	1,942,275
Total Materials		1,942,275
Total Ireland		1,942,275

Mexico 2.0%
Materials 2.0%
Construction Materials 2.0%
64,976	Cemex S.A. de C.V.	$2,366,426
Total Materials		2,366,426
Total Mexico		2,366,426
Total American Depositary Receipt		6,894,546

Canada 8.1%
Materials 8.1%
Aluminum 2.6%
65,200	Alcan, Inc.	3,197,408

Commodity Chemicals 3.0%
199,400	Methanex Corporation	3,641,044

Fertilzers & Agricultural Chemicals 2.4%
172,600	Agrium, Inc.	2,908,310

Gold 0.1%
33,400	Richmont Mines, Inc.(a)	152,972
Total Materials		9,899,734
Total Canada		9,899,734

Total Common Stocks (Cost $91,280,386)		119,679,741

Short-Term Investments 1.0%
Variable Rate Demand Note 1.0%
$1,216,474	American Family Demand Note, 2.0043%#	1,216,474
Total Variable Rate Demand Note		1,216,474
Total Short-Term Investment (Cost $1,216,474)		1,216,474

Total Investments 99.5%
	(Cost $92,496,860)	120,896,215
Other Assets Less Liabilities 0.5%		620,627
Net Assets 100.0%		$121,516,842

The accompanying notes are an integral part of the financial statements.
(a)	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

Schedule of Investments

ICON Telecommunication & Utilities Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount		Market Value

Common Stocks 99.9%
United States of America 87.9%
Energy 1.0%
Oil & Gas Refining & Marketing & Transportation 1.0%
9,400	Kinder Morgan, Inc.	$687,422
Total Energy		687,422

Industrials 1.2%
Building Products 1.2%
23,400	Simpson Manufacturing Co., Inc.	816,660
Total Industrials		816,660

Information Technology 9.3%
Communications Equipment 5.5%
34,500	Belden CDT Inc.	800,400
18,000	Comtech Telecommunications Corp.(a)	676,980
70,700	SpectraLink Corporation	1,002,526
46,100	Tellabs, Inc.(a)	395,999
38,700	UTStarcom, Inc.(a)	857,205
		3,733,110
Internet Software & Services 1.2%
24,100	j2 Global Communications, Inc.(a)	831,450

Semiconductors 2.6%
71,300	Texas Instruments Incorporated	1,755,406
Total Information Technology		6,319,966

Telecommunications & Utilities 76.4%
Electric Utilities 30.8%
86,900	Allegheny Energy, Inc.(a)	1,712,799
80,000	Cleco Corporation	1,620,800
78,500	DPL Inc.	1,971,135
46,900	DTE Energy Company	2,022,797
22,100	FPL Group, Inc.	1,651,975
51,000	IDACORP, Inc	1,559,070
51,000	PG&E Corporation(a)	1,697,280
41,400	Pinnacle West Capital Corporation	1,838,574
87,000	PNM Resources Inc.	2,200,230
13,800	PPL Corporation	735,264
99,400	Sierra Pacific Resources(a)	1,043,700
40,100	The Southern Company	1,344,152
100,000	TECO Energy, Inc.	1,534,000
		20,931,776
Gas Utilities 4.6%
23,200	Atmos Energy Corporation	$634,520
30,600	NiSource Inc.	697,068
25,100	Northwest Natural Gas Company	846,874
37,400	Southwestern Energy Company	949,960
		3,128,422
Integrated Telecommunication Services 10.0%
52,900	AT&T Corp.	1,008,274
25,400	Golden Telecom, Inc.	671,068
56,500	SBC Communications Inc.	1,456,005
97,900	Sprint Corporation	2,432,815
30,900	Verizon Communications Inc.	1,251,759
		6,819,921
Multi-Utilities & Unregulated Power 21.2%
56,900	Constellation Energy Group, Inc.	2,487,099
87,600	Duke Energy Corporation	2,218,908
18,700	Energen Corporation	1,102,365
75,900	Energy East Corporation	2,025,012
15,500	Equitable Resources, Inc.	940,230
71,600	ONEOK, Inc.	2,034,872
32,700	Public Service Enterprise Group Incorporated	1,692,879
37,700	Questar Corporation	1,921,192
		14,422,557
Water Utilities 5.7%
24,100	American States Water Company	626,600
56,900	Aqua America Inc.	1,399,171
49,200	California Water Service Group	1,852,380
		3,878,151
Wireless Telecommunication Services 4.1%
58,200	Boston Communications Group, Inc.(a)	537,768
22,800	Nextel Communications, Inc. - Class A (a)	684,000
32,800	NII Holdings Inc.(a)	1,556,360
		2,778,128
Total Telecommunications & Utilities		51,958,955
Total United States of America		59,783,003

American Depositary Receipt 12.0%
Finland 2.3%
Information Technology 2.3%
Communications Equipment 2.3%
101,600	Nokia Oyj	1,592,072
Total Information Technology		1,592,072
Total Finland		1,592,072

Mexico 6.4%
Telecommunications & Utilities 3.1%
Integrated Telecommunication Services 3.1%
54,200	Telefonos de Mexico SA de CV	2,076,944
Total Telecommunications & Utilities		2,076,944

Wireless Telecommunication Services 3.3%
43,500	America Movil S.A. de C.V.	2,277,225
Total Wireless Telecommunication Services		2,277,225
Total Mexico		4,354,169

Phillipines 1.6%
Telecommunications & Utilities 1.6%
Integrated Telecommunication Services 1.6%
43,000	Philippine Long Distance Telephone Company(a)	$1,071,990
Total Telecommunications & Utilities		1,071,990
Total Phillipines		1,071,990

Russia 1.7%
Telecommunications & Utilities 1.7%
Wireless Telecommunication Services 1.7%
8,600	Mobile Telesystems(a)	1,191,186
Total Telecommunications & Utilities		1,191,186
Total Russia		1,191,186
Total American Depositary Receipt		8,209,417
Total Common Stocks (Cost $54,831,396)		67,992,420

Short-Term Investment 0.4%
Variable Rate Demand Note 0.4%
$241,784	American Family Demand Note, 2.0043%#	241,784
Total Short-Term Investment (Cost $241,784)		241,784

Total Investments 100.3%
	(Cost $55,073,180)	68,234,204
Liabilities Less Other Assets (0.3%)		(188,980)
Net Assets 100.0%		$68,045,224

The accompanying notes are an integral part of the financial statements.
(a)	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

Schedule of Investments

ICON Consumer Discretionary Fund

Schedule of Investments December 31, 2004 (unauditied)

Shares or Principal Amount			Market Value

Common Stocks 100.4%
United States of America 100.4%
Consumer Discretionary 90.7%
Apparel, Accessories & Luxury Goods 6.3%
46,200	DHB Industries, Inc.(a)	$	$ 879,648
73,800	Polo Ralph Lauren Corporation		3,143,880
146,200	Quiksilver, Inc.(a)		4,355,298
48,500	V. F. Corporation		2,685,930
			11,064,756
Apparel Retail 13.6%
74,600	Abercrombie & Fitch Co. - Class A		3,502,470
43,650	Aeropostale, Inc.(a)		1,284,619
121,700	Cache, Inc.(a)		2,193,034
60,700	Christopher & Banks Corporation		1,119,915
142,100	The Finish Line, Inc.		2,600,430
76,000	Hot Topic, Inc.(a)		1,306,440
98,000	Jos. A. Bank Clothiers, Inc.(a)		2,773,400
143,100	Pacific Sunwear of California, Inc.(a)		3,185,406
121,800	Ross Stores, Inc.		3,516,366
94,000	Too Inc.(a)		2,299,240
			23,781,320
Automobile Manufacturers 2.1%
40,200	Thor Industries, Inc.		1,489,410
55,300	Winnebago Industries, Inc.		2,160,018
			3,649,428
Catalog Retail 1.6%
136,700	Insight Enterprises, Inc.(a)		2,805,084

Computer & Electronics Retail 5.9%
76,000	Best Buy Co., Inc.		4,515,920
34,300	Electronics Boutique Holdings Corp.(a)		1,472,842
153,400	GameStop Corporation - Class A(a)		3,430,024
40,533	GameStop Corporation - Class B(a)		908,345
			10,327,131
Consumer Electronics 2.0%
28,500	Harman International Industries, Incorporated		3,619,500

Department Stores 3.4%
62,800	Federated Department Stores, Inc.		3,629,212
46,300	Kohl's Corporation(a)		2,276,571
			5,905,783
Footwear 6.9%
62,100	K-Swiss, Inc. - Class A		1,808,352
42,800	NIKE, Inc. - Class B		3,881,532
95,000	Reebok International Ltd.		4,180,000
35,500	The Timberland Company(a)		2,224,785
			12,094,669
General Merchandise Stores 5.6%
97,800	Dollar Tree Stores, Inc.(a)		$2,804,904
81,500	Family Dollar Stores, Inc.		2,545,245
63,100	ShopKo Stores, Inc.(a)		1,178,708
64,300	Target Corporation		3,339,099
			9,867,956
Homebuilding 8.8%
76,200	D.R. Horton, Inc.		3,071,622
77,200	Hovnanian Enterprises, Inc.- Class A(a)		3,822,944
66,900	The Ryland Group, Inc.		3,849,426
69,400	Toll Brothers, Inc.(a)		4,761,534
			15,505,526
Home Furnishings 2.0%
38,100	Mohawk Industries, Inc.(a)		3,476,625

Home Improvement Retail 10.8%
44,500	Building Materials Holding Corporation		1,703,905
147,900	The Home Depot, Inc.		6,321,246
134,200	Lowe's Companies, Inc.		7,728,578
71,900	The Sherwin-Williams Company		3,208,897
			18,962,626
Housewares & Specialties 1.1%
37,000	Tupperware Corporation		766,640
36,500	The Yankee Candle Company, Inc.(a)		1,211,070
			1,977,710
Internet Retail 1.5%
22,700	eBay Inc.(a)		2,639,556

Motorcycle Manufacturers 1.0%
28,900	Harley-Davidson, Inc.		1,755,675

Specialty Stores 16.0%
94,700	Big 5 Sporting Goods Corporation		2,759,558
92,500	Borders Group, Inc.		2,349,500
53,400	Cost Plus, Inc.(a)		1,715,742
57,200	Dick's Sporting Goods, Inc.(a)		2,010,580
65,200	Michaels Stores, Inc.		1,954,044
85,100	O'Reilly Automotive, Inc.(a)		3,833,755
97,600	PETsMART, Inc.		3,467,728
172,700	Pier 1 Imports, Inc.		3,402,190
59,300	Staples, Inc.		1,999,003
68,500	West Marine, Inc.(a)		1,695,375
99,200	Zale Corporation(a)		2,963,104
			28,150,579
Tire & Rubber 2.1%
39,600	Bandag, Incorporated		1,972,476
114,700	The Goodyear Tire & Rubber Company(a)		1,681,502
			3,653,978
Total Consumer Discretionary			159,237,902

Industrials 2.3%
Airlines 2.3%
103,000	ExpressJet Holdings, Inc.(a)		1,326,640
134,800	SkyWest, Inc.		2,704,088
			4,030,728
Total Industrials			4,030,728

Leisure & Consumer Staples 5.8%
Restaurants 5.8%
44,700	CBRL Group, Inc.		$1,870,695
91,500	The Cheesecake Factory Incorporated(a)		2,971,005
53,200	Jack in the Box Inc.(a)		1,961,484
110,800	Sonic Corp.(a)		3,379,400
			10,182,584
Total Leisure & Consumer Staples			10,182,584

Materials 1.6%
Construction Materials 1.6%
32,711	Eagle Materials Inc.		2,824,595
Total Materials			2,824,595
Total United States of America			176,275,809
Total Common Stock (Cost $147,200,140)			176,275,809

Short-Term Investments 0.3%
Variable Rate Demand Note 0.3%
$536,896	American Family Demand Note, 2.0043%#		536,896
Total Variable Rate Demand Note			536,896
Total Short-Term Investments (Cost $536,896)			536,896
Total Investments 100.7%
	(Cost $147,737,036)		176,812,705
Liabilities Less Other Assets (0.7%)			(1,151,861)
Net Assets 100.0%			$175,660,844

The accompanying notes are an integral part of the financial statements.
(a)	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

Schedule of Investments

ICON Energy Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount		Market Value

Common Stocks 91.0%
United States of America 63.9%
Energy 59.3%
Integrated Oil & Gas 1.1%
15,800	ConocoPhillips	$1,371,914
84,900	Marathon Oil Corporation	3,193,089
		4,565,003
Oil & Gas Drilling 3.2%
19,100	Helmerich & Payne, Inc.	650,164
15,600	Noble Corporation(a)	775,944
340,000	Patterson-UTI Energy, Inc.	6,613,000
153,000	Unit Corporation(a)	5,846,130
		13,885,238
Oil & Gas Equipment & Services 20.0%
327,000	Cal Dive International, Inc.(a)	13,325,250
154,500	FMC Technologies, Inc.(a)	4,974,900
73,900	Gulf Island Fabrication, Inc.	1,613,237
35,000	GulfMark Offshore, Inc.(a)	779,450
164,700	Hydril(a)	7,495,497
239,400	Maverick Tube Corporation(a)	7,253,820
271,800	National-Oilwell, Inc.(a)	9,591,822
88,700	Oceaneering International, Inc.(a)	3,310,284
134,400	Offshore Logistics, Inc.(a)	4,363,968
382,600	Oil States International, Inc.(a)	7,380,354
34,200	SEACOR Holdings Inc.(a)	1,826,280
605,600	Superior Energy Services, Inc.(a)	9,332,296
169,300	TETRA Technologies, Inc.(a)	4,791,190
139,900	Tidewater Inc.	4,981,839
209,400	W-H Energy Services, Inc.(a)	4,682,184
		85,702,371
Oil & Gas Exploration & Production 25.2%
24,200	Anadarko Petroleum Corporation	1,568,402
50,000	Berry Petroleum Company - Class A	2,385,000
200,000	Chesapeake Energy Corporation	3,300,000
117,514	Cimarex Energy Co.(a)	4,453,781
151,600	Comstock Resources, Inc.(a)	3,342,780
243,500	Denbury Resources Inc.(a)	6,684,075
250,000	Energy Partners, Ltd.(a)	5,067,500
192,700	Encore Acquisition Company(a)	6,727,157
356,800	Harvest Natural Resources, Inc.(a)	6,161,936
431,100	KCS Energy, Inc.(a)	6,371,658
132,000	Newfield Exploration Company(a)	7,794,600
21,200	Noble Energy, Inc.	1,307,192
200,036	Patina Oil & Gas Corporation	7,501,350
130,800	Penn Virginia Corporation	5,306,556
204,700	Petroleum Development Corporation(a)	7,895,279
353,900	Range Resources Corporation	7,240,794
147,600	Remington Oil & Gas Corporation(a)	4,022,100
283,100	Ultra Petroleum Corp.(a)	13,625,603
199,075	XTO Energy, Inc.	7,043,273
		107,799,036
Oil & Gas Refining & Marketing & Transportation 9.8%
97,400	Ashland Inc.	$5,686,212
119,500	Frontier Oil Corporation	3,185,870
241,900	General Maritime Corporation(a)	9,663,905
453,600	OMI Corporation	7,643,160
79,000	Overseas Shipholding Group, Inc.	4,360,800
30,400	Sunoco, Inc.	2,483,984
534,300	The Williams Companies, Inc.	8,703,747
		41,727,678
Total Energy		253,679,326

Industrials 2.6%
Construction & Engineering 1.2%
153,000	URS Corporation(a)	4,911,300

Industrial Machinery 1.4%
223,900	Flowserve Corporation(a)	6,166,206
Total Industrials		11,077,506

Materials 2.0%
Construction Materials 2.0%
301,100	Headwaters Incorporated(a)	8,581,350
Total Materials		8,581,350
Total United States of America		273,338,182

American Depositary Receipt 9.3%
Brazil 3.5%
Energy 3.5%
Integrated Oil & Gas 3.5%
381,800	Petroleo Brasileiro S.A.	15,188,004
Total Energy		15,188,004
Total Brazil		15,188,004

China 1.3%
Energy 1.3%
Integrated Oil & Gas 1.3%
122,000	China Petroleum and Chemical Corporation	5,000,780
15,100	PetroChina Company Limited	810,719
		5,811,499
Total Energy		5,811,499
Total China		5,811,499

Italy 1.1%
Energy 1.1%
Integrated Oil & Gas 1.1%
36,000	Eni S.p.A.	4,530,240
Total Energy		4,530,240
Total Italy		4,530,240

Netherlands 1.1%
Energy 1.1%
Construction & Engineering 1.1%
113,800	Chicago Bridge & Iron Company N.V.	4,552,000
Total Energy		4,552,000
Total Netherlands		4,552,000

Spain 1.3%
Energy 1.3%
Integrated Oil & Gas 1.3%
206,300	Repsol YPF, S.A.	5,384,430
Total Energy		5,384,430
Total Spain		5,384,430

United Kingdom 1.0%
Energy 1.0%
Integrated Oil & Gas 1.0%
85,700	Shell Transport & Trading Company plc	$4,404,980
Total Energy		4,404,980
Total United Kingdom		4,404,980
Total American Depositary Receipt		39,871,153

Bahamas 2.3%
Energy 2.3%
Oil & Gas Refining & Marketing & Transportation 8.1%
235,100	Teekay Shipping Corporation	9,900,061
Total Energy		9,900,061
Total Bahamas		9,900,061

Bermuda 3.4%
Energy 3.4%
Oil & Gas Drilling 1.5%
122,400	Nabors Industries, Ltd.(a)	6,277,896

Oil & Gas Refining & Marketing & Transportation 1.9%
17,933	Ship Finance International Limited	367,985
223,100	Tsakos Energy Navigation Ltd.	7,984,749
		8,352,734
Total Energy		14,630,630
Total Bermuda		14,630,630

Canada 8.7%
Energy 8.7%
Integrated Oil & Gas 7.3%
224,500	Petro-Canada	11,453,990
156,200	PetroKazakhstan Inc.	5,795,020
387,300	Suncor Energy, Inc.	13,710,420
		30,959,430
Oil & Gas Drilling 1.4%
94,900	Precision Drilling Corporation(a)	5,959,720
Total Energy		36,919,150
Total Canada		36,919,150

Scotland 1.7%
Energy 1.7%
Oil & Gas Refining & Marketing & Transportation 1.7%
445,200	Top Tankers, Inc.	7,234,500
Total Energy		7,234,500
Total Scotland		7,234,500

United Kingdom 1.7%
Energy 1.7%
Oil & Gas Refining & Marketing & Transportation 1.7%
159,500	Frontline Limited	7,075,420
Total Energy		7,075,420
Total United Kingdom		7,075,420
Total Common Stocks (Cost $310,944,473)		388,969,096

Short-Term Investments 7.9%
U.S. Government Agencies 6.9%
$29,713,000	FHLB Discount Note, 0.862%, 01-03-05	$29,711,597
Total U.S. Government Agencies		29,711,597

Variable Rate Demand Note 1.0%
4,108,191	American Family Demand Note, 2.0043%#	4,108,191
Total Variable Rate Demand Note		4,108,191
Total Short-Term Investments (Cost $33,819,788)		33,819,788
Total Investments 98.9%
	(Cost $344,764,261)	422,788,884
Other Assets Less Liabilities 1.1%		4,782,141
Net Assets 100.0%		$427,571,025

The accompanying notes are an integral part of the financial statements.
(a)	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

Dates shown on securities are the due dates of the obligation.

Schedule of Investments

ICON Financial Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount		Market Value

Common Stocks 99.8%
United States of America 97.3%
Financial 97.3%
Asset Management & Custody Banks 11.6%
75,000	American Capital Strategies, Ltd.	$2,501,250
119,700	The Bank of New York Company, Inc.	4,000,374
40,300	Eaton Vance Corp.	2,101,645
81,700	Investors Financial Services Corp.	4,083,366
39,900	Legg Mason, Inc.	2,923,074
119,300	SEI Investments Company	5,002,249
146,900	Waddell & Reed Financial, Inc.	3,509,441
		24,121,399

Consumer Finance 15.1%
88,000	AmeriCredit Corp.(a)	2,151,600
40,300	Capital One Financial Corporation	3,393,663
172,300	Cash America International, Inc.	5,122,479
117,700	First Cash Financial Services, Inc.(a)	3,143,767
191,000	Metris Companies Inc.(a)	2,435,250
296,100	Providian Financial Corporation(a)	4,876,767
102,800	SLM Corporation	5,488,492
175,700	World Acceptance Corporation(a)	4,833,507
		31,445,525
Diversified Banks 7.8%
103,700	Bank of America Corporation	4,872,863
77,200	Comerica Incorporated	4,710,744
91,200	Wachovia Corporation	4,797,120
31,200	Wells Fargo & Company	1,939,080
		16,319,807
Insurance Brokers 2.1%
72,500	Arthur J. Gallagher & Co.	2,356,250
54,500	Hilb Rogal and Hobbs Company	1,975,080
		4,331,330
Investment Banking & Brokerage 14.7%
105,400	A.G. Edwards, Inc.	4,554,334
43,700	The Bear Stearns Companies Inc.	4,470,947
157,800	E*Trade Financial Corporation(a)	2,359,110
48,700	The Goldman Sachs Group, Inc.	5,066,748
279,200	Investment Technology Group, Inc.(a)	5,584,000
47,100	Lehman Brothers Holdings Inc.	4,120,308
81,000	Morgan Stanley	4,497,120
		30,652,567
Life & Health Insurance 11.0%
91,600	AmerUs Group Co.	$4,149,480
91,050	Delphi Financial Group, Inc.	4,201,958
60,900	Lincoln National Corporation	2,842,812
88,600	Prudential Financial, Inc.	4,869,456
38,500	StanCorp Financial Group, Inc.	3,176,250
104,100	UICI	3,528,990
		22,768,946
Multi-Line Insurance 2.1%
29,800	The Hartford Financial Services Group, Inc.	2,065,438
32,000	Loews Corporation	2,249,600
		4,315,038
Other Diversified Financial Services 5.2%
59,100	Citigroup Inc.	2,847,438
104,300	JPMorgan Chase & Co.	4,068,743
93,600	Principal Financial Group, Inc.	3,831,984
		10,748,165
Property & Casualty Insurance 6.1%
79,000	The Allstate Corporation	4,085,880
89,610	Fidelity National Financial, Inc.	4,092,489
52,700	Selective Insurance Group, Inc.	2,331,448
44,700	W. R. Berkley Corporation	2,108,499
		12,618,316
Real Estate Investment Trusts 2.4%
77,400	New Century Financial Corporation	4,946,634

Regional Banks 12.3%
116,900	Associated Banc-Corp	3,882,249
92,400	BB&T Corporation	3,885,420
190,500	The Colonial BancGroup, Inc.	4,044,315
90,100	First BanCorp.	5,722,251
141,800	Hibernia Corporation	4,184,518
84,100	UCBH Holdings, Inc.	3,853,462
		25,572,215
Specialized Finance 3.2%
89,600	Financial Federal Corporation	3,512,320
106,100	GATX Corporation	3,136,316
		6,648,636
Thrifts & Mortgage Finance 3.7%
62,600	Countrywide Financial Corporation	2,316,826
45,100	Doral Financial Corp.	2,221,175
91,300	IndyMac Bancorp, Inc.	3,145,285
		7,683,286
Total Financial		202,171,864
Total United States of America		202,171,864

American Depositary Receipt 2.5%
Netherlands 2.5%
Financial 2.5%
Other Diversified Financial Services 2.5%
174,658	ING Groep N.V.	5,283,404
Total Financial		5,283,404
Total Netherlands		5,283,404
Total American Depositary Receipt		5,283,404

Total Common Stocks (Cost $162,824,867)		207,455,268

Short-Term Investment 0.0%
Variable Rate Demand Note 0.0%
$710	American Family Demand Note, 2.0043%#	$710
Total Short-Term Investment (Cost $710)		710
Total Investments 99.8%
	(Cost $162,825,577)	207,455,978
Other Assets Less Liabilities 0.2%		345,071
Net Assets 100.0%		$207,801,049

The accompanying notes are an integral part of the financial statements.
(a)	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

Schedule of Investments

ICON Healthcare Fund

Schedule of Investments December 31, 2004 (unaudited)

Shares or Principal Amount		Market Value

Common Stocks 97.8%
United States of America 96.5%
Health Care 95.0%
Biotechnology 2.1%
60,000	Genencor International Inc.(a) $	$ 984,000
110,000	Gen-Probe Incorporated(a)	4,973,100
53,200	Serologicals Corporation(a)	1,176,784
		7,133,884
Health Care Equipment 17.7%
135,900	Baxter International Inc.	4,693,986
92,700	Beckman Coulter, Inc.	6,209,973
87,300	Becton, Dickinson and Company	4,958,640
79,200	Biosite Incorporated(a)	4,873,968
114,600	Boston Scientific Corporation(a)	4,074,030
238,500	CONMED Corporation(a)	6,778,170
71,600	DENTSPLY International Inc.	4,023,920
138,700	Diagnostic Products Corporation	7,635,435
3,240	Hospira, Inc.(a)	108,540
108,000	Integra LifeSciences Holdings(a)	3,988,440
47,600	Invacare Corporation	2,201,976
144,500	Matthews International Corporation	5,317,600
57,400	ResMed Inc.(a)	2,933,140
26,500	Respironics, Inc.(a)	1,440,540
28,800	Stryker Corporation	1,389,600
		60,627,958
Health Care Facilities 8.9%
185,800	AmSurg Corp.(a)	5,488,532
206,500	Community Health Systems Inc.(a)	5,757,220
102,300	LifePoint Hospitals, Inc.(a)	3,562,086
92,700	Manor Care, Inc.	3,284,361
127,300	Triad Hospitals, Inc.(a)	4,736,833
113,400	United Surgical Partners International, Inc.(a)	4,728,780
64,600	Universal Health Services, Inc.	2,874,700
		30,432,512
Health Care Services 26.2%
208,500	American Healthways, Inc.(a)	6,888,840
173,200	Caremark Rx., Inc.(a)	6,829,276
90,500	Cerner Corporation(a)	4,811,885
172,100	Cross Country Healthcare, Inc.(a)	3,111,568
190,500	DaVita, Inc.(a)	7,530,465
351,500	Dendrite International, Inc.(a)	6,819,100
83,100	Express Scripts, Inc.(a)	6,352,164
175,000	Laboratory Corporation of America Holdings(a)	8,718,500
136,700	Lincare Holdings Inc.(a)	5,830,255
162,800	Pharmaceutical Product Development, Inc.(a)	6,722,012
85,400	Quest Diagnostics Incorporated	8,159,970
248,300	RehabCare Group, Inc.(a)	6,949,917
181,650	Renal Care Group, Inc.(a)	6,537,584
109,500	SFBC International, Inc.(a)	4,325,250
		89,586,786
Health Care Supplies 10.7%
158,200	Advanced Medical Optics, Inc.(a) $	$ 6,508,348
193,300	Arrow International, Inc.	5,990,367
116,700	The Cooper Companies, Inc.	8,237,853
81,500	Edwards Lifesciences Corporation(a)	3,362,690
110,300	SurModics, Inc.(a)	3,585,853
66,500	Sybron Dental Specialties, Inc.(a)	2,352,770
268,500	West Pharmaceutical Services, Inc.	6,720,555
		36,758,436
Managed Health Care 29.4%
83,600	Aetna Inc.	10,429,100
144,800	AMERIGROUP Corporation(a)	10,955,568
378,600	Centene Corporation(a)	10,733,310
105,000	CIGNA Corporation	8,564,850
84,800	Coventry Health Care, Inc.(a)	4,501,184
294,700	Humana Inc.(a)	8,749,643
159,900	Molina Healthcare Inc.(a)	7,416,162
126,600	PacifiCare Health Systems, Inc.(a)	7,155,432
161,112	UnitedHealth Group Incorporated	14,182,689
175,700	WellChoice Inc.(a)	9,382,380
74,200	WellPoint Inc.(a)	8,533,000
		100,603,318
Total Health Care		325,142,894

Industrials 1.5%
Office Supplies & Services 1.5%
99,500	Mine Safety Appliances Company	5,044,650
Total Industrials		5,044,650
Total United States of America		330,187,544

American Depositary Receipt 1.3%
Ireland 0.8%
Health Care 0.8%
Health Care Services 0.8%
70,100	ICON plc(a)	2,709,365
Total Health Care		2,709,365
Total Ireland		2,709,365

Switzerland 0.5%
Health Care 0.5%
Biotechnology 0.5%
107,100	Serono SA	1,747,872
Total Health Care		1,747,872
Total Switzerland		1,747,872
Total American Depositary Receipt		4,457,237
Total Common Stocks (Cost $254,467,174)		334,644,781

Short-Term Investments 2.2%
Variable Rate Demand Note 2.2%
$ 7,391,051	American Family Demand Note, 2.0043%#	7,391,051
Total Variable Rate Demand Note		7,391,051
Total Short-Term Investments (Cost $7,391,051)		7,391,051
Total Investments 100.0%
	(Cost $261,858,225)	342,035,832
Liabilities Less Other Assets (0.0%)		(5,656)
Net Assets 100.0%	$	$ 342,030,176

The accompanying notes are an integral part of the financial statements.
(a)	Non-income producing security
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

Notes to the Form N-Q

1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Investment Valuation.
The Funds’ securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to determine the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Foreign securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ adviser determines that the use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

A security listed or traded primarily on a securities exchange or in the over-the-counter market is generally valued at its last sale price on the exchange or market where it is principally traded, except that securities primarily traded on NASDAQ are normally valued at the NASDAQ Official Closing Price. Lacking any sales that day, the security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the sum of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than sixty days are valued in accordance with the evaluated bid price supplied by the pricing service. Short-term securities with remaining maturities of sixty days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. London closing exchange rates are used to convert foreign security values into U.S. dollars.

Repurchase Agreements.
Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were held at December 31, 2004.

Foreign Currency Translation.
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange daily. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

Forward Foreign Currency Contracts.
The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time with an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented in the Statements of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included in the Statements of Operations, which is included in the Annual and Semi-Annual reports to shareholders.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions.
Each Fund may write put and call options only if it, among other things, (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Short Sales
The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash equivalents or securities with the Fund’s prime broker and segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Dividend expense on short sales is treated as an expense on the Statement of Operations, which is included in the Annual and Semi-Annual reports to shareholders. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker.

Investment Transactions.
Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Federal Tax Cost

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal tax purposes at December 31, 2004, were as follows:

	Aggregate	Aggregate	Net	Federal
	Gross	Gross	Appreciation	Tax
Fund	Appreciation	(Depreciation)	(Depreciation)	Cost

Consumer Discretionary Fund	$ 30,097,101	$ (1,021,432)	$ 29,075,669	$ 147,737,036
Energy Fund	81,869,956	(3,957,539)	77,912,417	344,876,467
Financial Fund	44,744,135	(293,598)	44,450,537	163,005,441
Healthcare Fund	81,941,181	(1,763,574)	80,177,607	261,858,225
Industrials Fund	63,562,497	(300,566)	63,261,931	163,374,589
Information Technologies Fund	64,885,549	(2,736,888)	62,148,661	291,635,979
Leisure and Consumer Staples Fund	16,365,583	(249,456)	16,116,127	48,114,793
Materials Fund	28,565,022	(243,566)	28,321,456	92,574,759
Telecommunication & Utilities Fund	13,353,869	(181,715)	13,172,154	55,082,050
Bond Fund	1,915,607	(193,226)	1,722,381	60,752,753
Core Equity Fund	26,972,944	(757,398)	26,215,546	96,154,185
Covered Call Fund	10,063,909	(869,672)	9,194,237	45,676,320
Equity Income Fund	22,160,209	(1,230,074)	20,930,135	117,093,604
Long/Short Fund	7,781,569	(548,295)	7,233,274	43,791,006
Asia-Pacific Region Fund	1,326,262	(156,025)	1,170,237	7,770,940
Europe Fund	2,499,898	(43,427)	2,456,471	12,339,651
International Fund	2,984,483	(38,535)	2,945,948	15,311,002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICON Funds

By /s/ Craig T. Callahan
Craig T. Callahan, President

Date 2/23/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Craig T. Callahan
Craig T. Callahan, President

Date  2/23/2005

By /s/ Erik L. Jonson
Erik L. Jonson, Chief Financial Officer

Date 2/23/2005